United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Hermes Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/21

Date of Reporting Period: Six months ended 04/30/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	A | KAUAX	B | KAUBX	C | KAUCX
	R | KAUFX	Institutional | KAUIX

Federated Hermes Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	33.4%
Information Technology	20.3%
Industrials	11.4%
Consumer Discretionary	9.2%
Financials	7.2%
Materials	6.5%
Communication Services	1.8%
Real Estate	1.7%
Energy	1.4%
Consumer Staples	1.0%
Utilities	0.1%
Securities Lending Collateral[2]	3.4%
Cash Equivalents[3]	6.3%
Other Assets and Liabilities—Net[4]	(3.7)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2021 (unaudited)
Shares			Value
		COMMON STOCKS— 93.6%
		Communication Services— 1.8%
315,000		Activision Blizzard, Inc.	$28,724,850
77,600	[1]	Bumble, Inc.	4,674,624
100,000	[1]	Pinterest, Inc.	6,637,000
729,820	[1]	Playtika Holding Corp.	20,274,400
122,500	[1]	Take-Two Interactive Software, Inc.	21,484,050
1,348,000	[1]	ZoomInfo Technologies, Inc.	69,907,280
		TOTAL	151,702,204
		Consumer Discretionary— 9.2%
110,000	[1,2]	Airbnb, Inc.	18,998,100
130,000	[1]	Alibaba Group Holding Ltd., ADR	30,023,500
23,450	[1]	Amazon.com, Inc.	81,310,999
45,700	[1]	Bright Horizons Family Solutions, Inc.	6,618,731
300,000	[1]	Chegg, Inc.	27,099,000
14,600	[1,2]	Chewy, Inc.	1,163,912
10,900	[1]	Chipotle Mexican Grill, Inc.	16,263,127
125,000	[1,2]	Coupang LLC	5,237,500
300,000	[1,2]	DraftKings, Inc.	16,998,000
200,000	[1]	Etsy, Inc.	39,758,000
974,000	[1,3]	Fisker, Inc.	12,778,880
750,000	[1]	Floor & Decor Holdings, Inc.	83,190,000
72,800	[1]	GrubHub, Inc.	4,953,312
71,400		Home Depot, Inc.	23,110,038
150,000	[1,2]	Just Eat Takeaway	15,505,701
637,300	[1]	Las Vegas Sands Corp.	39,040,998
128,503	[1]	Lululemon Athletica, Inc.	43,083,201
31,000	[1]	Mercadolibre, Inc.	48,700,380
614,539	[2]	Moncler S.p.A	37,774,758
24,740,000		NagaCorp Ltd.	26,459,438
300,000	[1]	Planet Fitness, Inc.	25,197,000
30,000		Vail Resorts, Inc.	9,754,800
635,100		Wingstop, Inc.	100,606,191
486,900	[1]	YETI Holdings, Inc.	41,590,998
		TOTAL	755,216,564
		Consumer Staples— 1.0%
19,600		Costco Wholesale Corp.	7,292,964
83,500		Estee Lauder Cos., Inc., Class A	26,202,300
155,222	[1]	Freshpet, Inc.	28,688,130
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
300,000	[1]	Grocery Outlet Holding Corp.	$12,117,000
573,623	[1]	The Duckhorn Portfolio, Inc.	10,732,486
		TOTAL	85,032,880
		Energy— 1.4%
2,283,500	[2]	New Fortress Energy, Inc.	97,094,420
125,000		Pioneer Natural Resources, Inc.	19,228,750
		TOTAL	116,323,170
		Financials— 7.2%
840,000	[2]	Apollo Global Management LLC	46,510,800
591,906		Artisan Partners Asset Management, Inc.	30,139,854
3,445,000		Ashmore Group PLC	19,028,141
85,350		BlackRock, Inc.	69,927,255
100,000	[1,2]	Coinbase Global, Inc.	29,764,000
1	[1,3,4]	FA Private Equity Fund IV LP	281,526
4,650,000	[2]	FinecoBank Banca Fineco SPA	80,230,879
49,500		Goldman Sachs Group, Inc.	17,248,275
1,000,000	[1]	Hamilton Lane Alliance Holdings I, Inc.	9,770,000
775,000		Hamilton Lane, Inc.	70,098,750
725,000		Housing Development Finance Corp. Ltd.	23,787,671
1	[1,3,4]	Infrastructure Fund	0
1,200,000		KKR & Co., Inc, Class Common	67,896,000
48,700		London Stock Exchange Group PLC	4,975,498
35,000	[1]	Markel Corp.	41,174,700
70,000		MSCI, Inc., Class A	34,003,900
1,416,598		StepStone Group, Inc.	47,172,713
		TOTAL	592,009,962
		Health Care— 33.0%
200,000		Abbott Laboratories	24,016,000
124,500	[1,3,4]	Adagio Therapeutics, Inc.	9,721,682
132,863	[1]	Agilon Health, Inc.	4,189,170
1,186,949	[1,2]	Akouos, Inc.	16,878,415
133,047	[1]	Akoya Biosciences, Inc.	2,985,575
1,324,024	[1]	Albireo Pharma, Inc.	42,501,170
2,351,170	[1,2]	Alector, Inc.	45,847,815
418,851	[1]	Alnylam Pharmaceuticals, Inc.	58,907,205
292,765	[1,2]	American Well Corp.	4,505,653
1,266,686	[1]	Amphastar Pharmaceuticals, Inc.	22,040,336
1,000,000	[1]	Annexon, Inc.	19,930,000
1	[3,4]	Apollo Investment Fund V	85,712
1,657,004	[1,2]	Arcturus Therapeutics Holdings, Inc.	60,745,767
935,469	[1]	Argenx SE	269,187,684
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
811,000	[1,2]	Avidity Biosciences LLC	$19,009,840
711,251	[1]	Avrobio, Inc.	8,307,412
2,631,567	[1]	Calithera Biosciences, Inc.	5,710,500
870,000	[1]	Catalent, Inc.	97,848,900
38,079,337	[1,4]	CeQur SA	10,648,746
861,000	[1,2]	ContraFect Corp.	3,814,230
4,939,007	[1]	Corcept Therapeutics, Inc.	112,559,970
232,000	[1]	CRISPR Therapeutics AG	30,454,640
490,000		Danaher Corp.	124,430,600
296,000	[1]	Dexcom, Inc.	114,285,600
6,065,247	[1,2]	Dynavax Technologies Corp.	60,531,165
284,300	[1,2]	Editas Medicine, Inc.	10,521,943
267,000	[1]	Edwards Lifesciences Corp.	25,503,840
121,800	[1]	Fate Therapeutics, Inc.	10,644,102
1,615,784	[1,2]	Frequency Therapeutics, Inc.	18,759,252
205,800	[1]	Frequency Therapeutics, Inc.	2,389,338
4,559,168	[1]	Gamida Cell Ltd.	33,646,660
151,400	[1]	Genmab A/S	55,855,593
576,734	[1]	Genmab A/S, ADR	21,264,183
450,000	[1,2]	Gossamer Bio, Inc.	3,888,000
565,000	[1]	Gracell Biotechnologies, Inc., ADR	6,881,700
510,524	[1]	IDEAYA Biosciences, Inc.	10,491,268
59,300	[1]	IDEXX Laboratories, Inc.	32,555,107
400,000	[1,3]	Immatics N.V.	4,888,000
340,600	[1,2]	Immatics N.V.	4,162,132
255,000	[1]	Insulet Corp.	75,281,100
146,000	[1]	Intellia Therapeutics, Inc.	11,208,420
24,900	[1]	Intuitive Surgical, Inc.	21,538,500
803,500	[1,2]	Kaleido Biosciences, Inc.	6,339,615
430,100	[1]	Karuna Therapeutics, Inc.	47,745,401
1	[1,3,4]	Latin Healthcare Fund	298,469
917,736	[1,2]	Legend Biotech Corp., ADR	27,623,854
1,300,105	[1]	Merus NV	27,224,199
5,200,000	[1]	Minerva Neurosciences, Inc.	12,376,000
500,000	[1]	Moderna, Inc.	89,410,000
781,736	[1,2]	Molecular Partners AG	19,042,883
50,000	[1]	Morphic Holding, Inc.	2,770,000
530,000	[1]	Orchard Therapeutics PLC	3,158,800
1,056,396	[1,2]	Orchard Therapeutics PLC, ADR	6,296,120
3,000,000	[1]	Otonomy, Inc.	7,050,000
154,813	[1]	Privia Health Group, Inc.	5,622,808
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
200,000	[1]	Repligen Corp.	$42,342,000
609,000	[1]	Rezolute, Inc.	4,080,300
1,226,441	[1]	Rhythm Pharmaceuticals, Inc.	26,442,068
485,189	[1,2]	Rubius Therapeutics, Inc.	12,139,429
120,000	[1]	Sarepta Therapeutics, Inc.	8,500,800
519,749	[1,2]	Scynexis, Inc.	3,929,302
1,992,518	[1,2]	Seres Therapeutics, Inc.	41,464,300
165,853	[1]	Signify Health, Inc.	4,701,933
959,018	[1,4]	Soteira, Inc.	0
319,000	[1,2]	Stoke Therapeutics, Inc.	10,303,700
115,000		Stryker Corp.	30,202,450
361,975	[1]	Surgery Partners, Inc.	17,447,195
348,075	[1,2]	Talis Biomedical Corp.	4,176,900
850,000	[1]	Tandem Diabetes Care, Inc.	78,115,000
1,284,042	[1]	Translate Bio, Inc.	29,815,455
382,337	[1]	Turning Point Therapeutics, Inc.	29,145,549
1,716,643	[1]	Ultragenyx Pharmaceutical, Inc.	191,646,025
1,700,000	[1]	UniQure N.V.	54,859,000
600,000	[1]	Veeva Systems, Inc.	169,470,000
916,600	[1]	Zai Lab Ltd., ADR	152,348,086
568,932	[1,2]	Zentalis Pharmaceuticals, LLC	33,749,046
572,907	[1,2]	Zogenix, Inc.	10,822,213
		TOTAL	2,729,281,825
		Industrials— 11.4%
1,335,500	[1]	Azek Co., Inc.	64,477,940
1,025,000	[1,2]	Azul S.A., ADR	21,812,000
628,000	[1]	Colfax Corp.	28,379,320
127,000	[1]	CoStar Group, Inc.	108,512,610
660,000	[1,2]	Dun & Bradstreet Holdings, Inc.	15,681,600
262,300	[1]	Generac Holdings, Inc.	84,972,085
619,700		HEICO Corp.	87,253,760
360,000		IHS Markit Ltd.	38,728,800
478,500	[1]	Ingersoll-Rand, Inc.	23,642,685
1,410,000	[1]	Mercury Systems, Inc.	106,088,400
289,200	[1]	Plug Power, Inc.	8,245,092
118,600		Roper Technologies, Inc.	52,947,784
288,500		Timken Co.	24,196,495
473,300		Trane Technologies PLC	82,273,739
764,400	[1]	Trex Co., Inc.	82,547,556
325,000	[1]	Upwork, Inc.	14,969,500
175,000		Verisk Analytics, Inc.	32,935,000
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
460,600	[1]	XPO Logistics, Inc.	$64,078,672
		TOTAL	941,743,038
		Information Technology— 20.3%
44,408	[1]	Adobe, Inc.	22,574,363
1,255,000	[1]	Advanced Micro Devices, Inc.	102,433,100
214,000	[1]	Ansys, Inc.	78,251,240
272,700	[1]	Coupa Software, Inc.	73,367,208
100,000	[1]	DocuSign, Inc.	22,294,000
660,300	[1]	Envestnet, Inc.	48,749,949
200,000	[1,2]	Everbridge, Inc.	26,542,000
1,059,322	[1,3,4]	Expand Networks Ltd.	0
291,400		Fidelity National Information Services, Inc.	44,555,060
1,800,000	[1,2]	GDS Holdings Ltd., ADR	149,346,000
268,000	[1]	GoDaddy, Inc.	23,267,760
1,350,000		Marvell Technology, Inc.	61,033,500
1,959,459		McAfee Corp.	47,575,664
565,973	[1,2]	Medallia, Inc.	16,690,544
1,725,000	[1,2]	Nexi SpA	33,040,201
1,794,674	[1,2]	PagSeguro Digital Ltd.	82,088,389
2,920,000	[1,4]	Paysafe Ltd.	33,530,293
500,000	[1]	Q2 Holdings, Inc.	52,010,000
1,000,000	[1,2]	Qualtrics International, Inc.	37,350,000
1,185,000	[1,2]	Radware Ltd.	32,836,350
560,000	[1]	Rapid7, Inc.	45,500,000
100,000	[1]	Salesforce.com, Inc.	23,032,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
251,887	[1]	ServiceNow, Inc.	127,548,020
209,000	[1]	Shopify, Inc.	247,144,590
375,000	[1]	Splunk, Inc.	47,407,500
175,500	[1]	Tyler Technologies, Inc.	74,562,930
242,000	[1,2]	Unity Software, Inc.	24,582,360
410,500	[1]	Workday, Inc.	101,393,500
		TOTAL	1,678,706,521
		Materials— 6.5%
1,650,000	[2,3]	Agnico Eagle Mines Ltd.	103,026,000
462,600		Ball Corp.	43,317,864
3,080,000		Barrick Gold Corp.	65,450,000
165,000		Franco-Nevada Corp.	22,985,762
1,570,000		Newmont Corp.	97,983,700
430,000		Scotts Miracle-Gro Co.	99,398,800
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS— continued
		Materials— continued
387,861		Sherwin-Williams Co.	$106,223,492
		TOTAL	538,385,618
		Real Estate— 1.7%
725,000		Americold Realty Trust	29,282,750
200,000		Crown Castle International Corp.	37,812,000
800,000		MGM Growth Properties LLC	28,816,000
270,000	[1]	Ryman Hospitality Properties	21,235,500
550,000		STAG Industrial, Inc.	20,080,500
		TOTAL	137,226,750
		Utilities— 0.1%
100,000		NextEra Energy, Inc.	7,751,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,944,075,556)	7,733,379,532
		PREFERRED STOCKS— 0.1%
		Health Care— 0.1%
673,674	[1,4]	Century Therapeutics, Inc.	4,360,018
		Information Technology— 0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,360,019)	4,360,018
		WARRANTS— 0.3%
		Financials— 0.0%
333,333	[1]	Hamilton Lane Alliance Holdings I, Inc., Warrants 1/8/2026	246,666
		Health Care— 0.3%
421,550	[1]	Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	544,980
801,900	[1]	Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	651,624
3,445,000	[1]	ContraFect Corp., Warrants 7/20/2022	90,948
1,735,000	[1]	ContraFect Corp., Warrants 7/27/2021	0
377,500	[1]	Dynavax Technologies Corp., Warrants 2/12/2022	2,312,527
170,300	[1]	Immatics N.V., Warrants 12/31/2025	607,971
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	1,316,213
1,706,000	[1]	Scynexis, Inc., Warrants 1/1/2099	12,897,360
853,000	[1]	Scynexis, Inc., Warrants 12/21/2021	1,635,884
101,700	[1]	Scynexis, Inc., Warrants 3/8/2023	117,199
853,000	[1]	Scynexis, Inc., Warrants 5/21/2024	3,119,762
84,825	[1]	Scynexis, Inc., Warrants 6/24/2021	0
		TOTAL	23,294,468
		TOTAL WARRANTS (IDENTIFIED COST $11,459,951)	23,541,134
		INVESTMENT COMPANIES— 9.7%
57,014,763		Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[5]	57,014,763
Semi-Annual Shareholder Report
7

Shares		Value
	INVESTMENT COMPANIES— continued
748,514,928	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5]	$748,664,631
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $805,444,575)	805,679,394
	TOTAL INVESTMENT IN SECURITIES—103.7% (IDENTIFIED COST $4,770,340,101)[6]	8,566,960,078
	OTHER ASSETS AND LIABILITIES - NET—(3.7)%[7]	(305,259,729)
	TOTAL NET ASSETS—100%	$8,261,700,349
Semi-Annual Shareholder Report
8

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Semi-Annual Shareholder Report
9

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2021, were as follows:
	Value as of 10/31/2020	Purchases at Cost*	Proceeds from Sales*
Financials:
Hamilton Lane Alliance Holdings I, Inc.	$—	$10,074,175	$—
Hamilton Lane Alliance Holdings I, Inc., Warrants 1/8/2026	$—	$241,225	$—
StepStone Group, Inc.	$—	$41,789,641	$—
Health Care:
Akouos, Inc.	$21,966,938	$758,957	$—
Albireo Pharma, Inc.	$44,395,452	$—	$(3,107,472)
Alector, Inc.	$14,115,000	$12,457,851	$—
Amphastar Pharmaceuticals, Inc.	$24,814,379	$—	$—
Annexon, Inc.	$ 9,406,120	$15,545,934	$—
Arcturus Therapeutics Holdings, Inc.	$29,744,000	$86,652,651	$(16,421,876)
Avrobio, Inc.	$5,487,804	$4,318,363	$—
Calithera Biosciences, Inc.	$11,982,900	$—	$(2,388,368)
Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	$264,691	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	$292,132	$—	$—
ContraFect Corp.	$—	$4,305,000	$—
ContraFect Corp., Warrants 7/20/2022	$274,567	$—	$—
ContraFect Corp., Warrants 7/27/2021	$32,618	$—	$—
Dynavax Technologies Corp.	$22,193,500	$580,455	$—
Dynavax Technologies Corp., Warrants 2/12/2022	$699,017	$—	$—
Frequency Therapeutics, Inc.	$16,847,600	$8,523,592	$(8,572,369)
Frequency Therapeutics, Inc.	$4,502,904	$—	$—
Gamida Cell Ltd.	$15,120,381	$15,250,129	$(4,064,007)
Merus NV	$16,545,288	$—	$(1,426,587)
Minerva Neurosciences, Inc.	$16,692,000	$—	$—
Molecular Partners AG	$17,105,796	$—	$—
Otonomy, Inc.	$7,518,000	$5,005,022	$—
Rezolute, Inc.	$12,003,840	$—	$—
Rezolute, Inc., Warrants 10/8/2027	$3,621,289	$—	$—
Rhythm Pharmaceuticals, Inc.	$21,457,912	$6,576,000	$(190,559)
Scynexis, Inc.	$2,271,303	$—	$—
Scynexis, Inc., Warrants 1/1/2099	$—	$10,660,794	$—
Scynexis, Inc., Warrants 12/21/2021	$—	$—	$—
Scynexis, Inc., Warrants 3/8/2023	$35,290	$—	$—
Scynexis, Inc., Warrants 5/21/2024	$—	$—	$—
Scynexis, Inc., Warrants 6/24/2021	$254	$—	$—
Soteira, Inc.	$—	$—	$—
Translate Bio, Inc.	$12,830,000	$4,650,919	$—
Ultragenyx Pharmaceutical, Inc.	$196,527,750	$—	$(35,086,558)
UniQure N.V.	$75,604,100	$9,087,320	$(14,523,922)
Affiliated Issuers no longer in the portfolio at period end	$2,885,275	$—	$(9,192,669)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$607,238,100	$236,478,028	$(94,974,387)
Semi-Annual Shareholder Report
10

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 4/30/2021	Shares Held as of 4/30/2021	Dividend Income*

$(304,175)	$—	$9,770,000	1,000,000	$—
$5,441	$—	$246,666	333,333	$—
$5,383,072	$—	$47,172,713	1,416,598	$—

$(5,847,480)	$—	$16,878,415	1,186,949	$—
$1,412,758	$(199,568)	$42,501,170	1,324,024	$—
$19,274,964	$—	$45,847,815	2,351,170	$—
$(2,774,043)	$—	$22,040,336	1,266,686	$—
$(5,022,054)	$—	$19,930,000	1,000,000	$—
$(28,963,237)	$(10,265,771)	$60,745,767	1,657,004	$—
$(1,498,755)	$—	$8,307,412	711,251	$—
$(271,374)	$(3,612,658)	$5,710,500	2,631,567	$—
$280,289	$—	$544,980	421,550	$—
$359,492	$—	$651,624	801,900	$—
$(490,770)	$—	$3,814,230	861,000	$—
$(183,619)	$—	$90,948	3,445,000	$—
$(32,618)	$—	$—	1,735,000	$—
$37,757,210	$—	$60,531,165	6,065,247	$—
$1,613,510	$—	$2,312,527	377,500	$—
$(4,452,916)	$6,413,345	$18,759,252	1,615,784	$—
$(2,113,566)	$—	$2,389,338	205,800	$—
$6,705,296	$634,861	$33,646,660	4,559,168	$—
$11,739,251	$366,247	$27,224,199	1,300,105	$—
$(4,316,000)	$—	$12,376,000	5,200,000	$—
$1,937,087	$—	$19,042,883	781,736	$—
$(5,473,022)	$—	$7,050,000	3,000,000	$—
$(7,923,540)	$—	$4,080,300	609,000	$—
$(2,305,076)	$—	$1,316,213	200,970	$—
$(1,388,102)	$(13,183)	$26,442,068	1,226,441	$—
$1,657,999	$—	$3,929,302	519,749	$—
$2,236,566	$—	$12,897,360	1,706,000	$—
$1,635,884	$—	$1,635,884	853,000	$—
$81,909	$—	$117,199	101,700	$—
$3,119,762	$—	$3,119,762	853,000	$—
$(254)	$—	$—	84,825	$—
$—	$—	$—	959,018	$—
$12,334,536	$—	$29,815,455	1,284,042	$—
$10,932,253	$19,272,580	$191,646,025	1,716,643	$—
$(10,016,097)	$(5,292,401)	$54,859,000	1,700,000	$—
$461,152	$5,846,242	$—	—	$—
$35,551,733	$13,149,694	$797,443,168	57,062,760	$—
Semi-Annual Shareholder Report
11

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$90,016,791	$1,784,982,948	$1,874,999,739
Purchases at Cost	$558,655,615	$1,433,940,400	$1,992,596,015
Proceeds from Sales	$(591,657,643)	$(2,469,963,519)	$(3,061,621,162)
Change in Unrealized Appreciation/ Depreciation	N/A	$(405,514)	$(405,514)
Net Realized Gain/(Loss)	N/A	$110,316	$110,316
Value as of 4/30/2021	$57,014,763	$748,664,631	$805,679,394
Shares Held as of 4/30/2021	57,014,763	748,514,928	805,529,691
Dividend Income	$8,559	$598,214	$606,773

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At April 30, 2021, these restricted securities amounted to $131,080,269, which represented 1.5% of total net assets.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report
12

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,962,271,178*	$—	$43,917,682	$6,006,188,860
International	1,131,653,479	584,888,447	10,648,746	1,727,190,672
Preferred Stocks
Domestic	—	—	4,360,018	4,360,018
Debt Securities:
Warrants	246,666	23,294,468**	—	23,541,134
Investment Companies	805,679,394	—	—	805,679,394
TOTAL SECURITIES	$7,899,850,717	$608,182,915	$58,926,446	$8,566,960,078

*
Includes $19,921,458 transferred from Level 3 to Level 1 because fair values were determined using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.

**
Includes $3,621,289 transferred from Level 3 to Level 2 because fair values were determined using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.80	$6.27	$6.03	$6.06	$5.27	$6.02
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.09)	(0.05)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	0.96	1.32	1.09	0.69	1.37	0.16
Total From Investment Operations	0.91	1.23	1.04	0.63	1.31	0.11
Less Distributions:
Distributions from net realized gain	(0.50)	(0.70)	(0.80)	(0.66)	(0.52)	(0.86)
Net Asset Value, End of Period	$7.21	$6.80	$6.27	$6.03	$6.06	$5.27
Total Return[2]	13.55%	21.52%	19.52%	11.64%	26.97%	1.77%
Ratios to Average Net Assets:
Net expenses[3]	1.91%[4]	1.94%	1.95%	1.95%	1.95%[5]	1.95%[5]
Net investment income (loss)	(1.51)%[4]	(1.38)%	(0.81)%	(1.02)%	(1.13)%	(1.00)%
Expense waiver/ reimbursement[6]	0.04%[4]	0.03%	0.03%	0.03%	0.04%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,952,634	$1,808,715	$1,629,524	$1,491,496	$1,324,155	$1,364,222
Portfolio turnover	17%	38%	42%	33%	47%	55%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95% and 1.95% for the years ended
October 31, 2017 and 2016, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$5.24	$5.00	$4.99	$5.15	$4.58	$5.36
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.09)	(0.06)	(0.08)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	0.73	1.03	0.87	0.58	1.17	0.15
Total From Investment Operations	0.68	0.94	0.81	0.50	1.09	0.08
Less Distributions:
Distributions from net realized gain	(0.50)	(0.70)	(0.80)	(0.66)	(0.52)	(0.86)
Net Asset Value, End of Period	$5.42	$5.24	$5.00	$4.99	$5.15	$4.58
Total Return[2]	13.17%	21.10%	18.88%	11.11%	26.16%	1.34%
Ratios to Average Net Assets:
Net expenses[3]	2.41%[4]	2.44%	2.45%	2.46%	2.47%[5]	2.48%[5]
Net investment income (loss)	(2.00)%[4]	(1.87)%	(1.32)%	(1.54)%	(1.65)%	(1.52)%
Expense waiver/reimbursement[6]	0.04%[4]	0.03%	0.03%	0.03%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,271	$35,306	$41,483	$50,468	$65,410	$72,634
Portfolio turnover	17%	38%	42%	33%	47%	55%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.47% and 2.48% for the years ended
October 31, 2017 and 2016, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$5.22	$4.99	$4.99	$5.14	$4.57	$5.36
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.09)	(0.06)	(0.08)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	0.74	1.02	0.86	0.59	1.17	0.14
Total From Investment Operations	0.69	0.93	0.80	0.51	1.09	0.07
Less Distributions:
Distributions from net realized gain	(0.50)	(0.70)	(0.80)	(0.66)	(0.52)	(0.86)
Net Asset Value, End of Period	$5.41	$5.22	$4.99	$4.99	$5.14	$4.57
Total Return[2]	13.41%	20.96%	18.69%	11.36%	26.22%	1.15%
Ratios to Average Net Assets:
Net expenses[3]	2.41%[4]	2.44%	2.45%	2.46%	2.47%[5]	2.48%[5]
Net investment income (loss)	(2.01)%[4]	(1.87)%	(1.31)%	(1.56)%	(1.65)%	(1.52)%
Expense waiver/reimbursement[6]	0.04%[4]	0.03%	0.03%	0.03%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,357	$141,074	$135,883	$144,284	$306,011	$343,129
Portfolio turnover	17%	38%	42%	33%	47%	55%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.47% and 2.48% for the years ended
October 31, 2017 and 2016, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.82	$6.28	$6.04	$6.07	$5.28	$6.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.09)	(0.05)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	0.97	1.33	1.09	0.69	1.37	0.16
Total From Investment Operations	0.91	1.24	1.04	0.63	1.31	0.11
Less Distributions:
Distributions from net realized gain	(0.50)	(0.70)	(0.80)	(0.66)	(0.52)	(0.86)
Net Asset Value, End of Period	$7.23	$6.82	$6.28	$6.04	$6.07	$5.28
Total Return[2]	13.51%	21.64%	19.48%	11.62%	26.92%	1.76%
Ratios to Average Net Assets:
Net expenses[3]	1.95%[4]	1.95%	1.95%	1.95%	1.95%[5]	1.95%[5]
Net investment income (loss)	(1.56)%[4]	(1.40)%	(0.81)%	(1.03)%	(1.14)%	(1.00)%
Expense waiver/ reimbursement[6]	0.24%[4]	0.25%	0.26%	0.27%	0.28%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,333,416	$4,848,579	$4,313,852	$3,877,851	$3,704,278	$3,206,317
Portfolio turnover	17%	38%	42%	33%	47%	55%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95% and 1.95% for the years ended October 31, 2017 and
2016, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,			Period Ended 10/31/2017[1]
		2020	2019	2018
Net Asset Value, Beginning of Period	$6.98	$6.39	$6.11	$6.10	$4.94
Income From Investment Operations:
Net investment income (loss)[2]	(0.04)	(0.06)	(0.02)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	1.00	1.35	1.10	0.70	1.19
Total From Investment Operations	0.96	1.29	1.08	0.67	1.16
Less Distributions:
Distributions from net realized gain	(0.50)	(0.70)	(0.80)	(0.66)	—
Net Asset Value, End of Period	$7.44	$6.98	$6.39	$6.11	$6.10
Total Return[3]	13.93%	22.11%	19.98%	12.29%	23.48%
Ratios to Average Net Assets:
Net expenses[4]	1.41%[5]	1.44%	1.45%	1.46%	1.47%[5,6]
Net investment income (loss)	(1.02)%[5]	(0.89)%	(0.31)%	(0.52)%	(0.67)%[5]
Expense waiver/reimbursement[7]	0.04%[5]	0.03%	0.03%	0.03%	0.03%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$791,022	$640,411	$452,014	$325,596	$198,762
Portfolio turnover	17%	38%	42%	33%	47%[8]

1	Reflects operations for the period from December 29, 2016 (date of initial investment) to October 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.47% for the period from December 29, 2016 (date of initial investment) to October 31, 2017, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $274,375,132 of securities loaned and $805,679,394 of investment in affiliated holdings and $797,443,168 of investment in affiliated companies* (identified cost $4,770,340,101)	$8,566,960,078
Cash	631
Cash denominated in foreign currencies (identified cost $57,964)	58,819
Income receivable	656,798
Income receivable from affiliated holdings	21,662
Receivable for investments sold	710,051
Receivable for shares sold	1,964,870
Total Assets	8,570,372,909
Liabilities:
Payable for investments purchased	10,569,838
Payable for shares redeemed	5,967,461
Payable for collateral due to broker for securities lending	285,657,462
Payable for investment adviser fee (Note 5)	288,119
Payable for administrative fee (Note 5)	17,976
Payable for distribution services fee (Note 5)	1,760,278
Payable for other service fees (Notes 2 and 5)	3,782,225
Accrued expenses (Note 5)	629,201
Total Liabilities	308,672,560
Net assets for 1,148,616,204 shares outstanding	$8,261,700,349
Net Assets Consist of:
Paid-in capital	$4,187,162,760
Total distributable earnings (loss)	4,074,537,589
Total Net Assets	$8,261,700,349
Semi-Annual Shareholder Report
19

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,952,634,110 ÷ 270,706,480 shares outstanding), no par value, unlimited shares authorized	$7.21
Offering price per share (100/94.50 of $7.21)	$7.63
Redemption proceeds per share	$7.21
Class B Shares:
Net asset value per share ($34,271,108 ÷ 6,318,869 shares outstanding), no par value, unlimited shares authorized	$5.42
Offering price per share	$5.42
Redemption proceeds per share (94.50/100 of $5.42)	$5.12
Class C Shares:
Net asset value per share ($150,356,875 ÷ 27,806,785 shares outstanding), no par value, unlimited shares authorized	$5.41
Offering price per share	$5.41
Redemption proceeds per share (99.00/100 of $5.41)	$5.36
Class R Shares:
Net asset value per share ($5,333,416,458 ÷ 737,488,141 shares outstanding), no par value, unlimited shares authorized	$7.23
Offering price per share	$7.23
Redemption proceeds per share	$7.23
Institutional Shares:
Net asset value per share ($791,021,798 ÷ 106,295,929 shares outstanding), no par value, unlimited shares authorized	$7.44
Offering price per share	$7.44
Redemption proceeds per share	$7.44

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Dividends (including $394,159 received from affiliated holdings* and net of foreign taxes withheld of $423,637)	$15,744,285
Net income on securities loaned (includes $212,614 received from affiliated holdings* related to cash collateral balances) (Note 2)	886,857
Interest	2,981
TOTAL INCOME	16,634,123
Expenses:
Investment adviser fee (Note 5)	53,657,290
Administrative fee (Note 5)	3,225,484
Custodian fees	200,893
Transfer agent fees (Note 2)	2,504,137
Directors’/Trustees’ fees (Note 5)	20,443
Auditing fees	21,372
Legal fees	5,243
Portfolio accounting fees	106,071
Distribution services fee (Note 5)	16,516,151
Other service fees (Notes 2 and 5)	9,333,717
Share registration costs	83,265
Printing and postage	96,268
Miscellaneous (Note 5)	25,017
TOTAL EXPENSES	85,795,351
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,680,727)
Waiver of other operating expenses (Note 5)	(5,428,794)
TOTAL WAIVERS AND REIMBURSEMENT	(7,109,521)
Net expenses	78,685,830
Net investment loss	(62,051,707)
Semi-Annual Shareholder Report
21

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments (including net realized gain of $13,260,010 on sales of investments in affiliated companies and holdings*)	$446,895,759
Net realized loss on foreign currency transactions	(143,135)
Net realized loss on futures contracts	(775,914)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $35,146,219 on investments in affiliated companies and holdings*)	631,418,780
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	1,072
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1,077,396,562
Change in net assets resulting from operations	$1,015,344,855

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(62,051,707)	$(96,269,547)
Net realized gain (loss)	445,976,710	555,280,723
Net change in unrealized appreciation/depreciation	631,419,852	894,486,034
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,015,344,855	1,353,497,210
Distributions to Shareholders:
Class A Shares	(132,230,914)	(181,579,785)
Class B Shares	(3,299,219)	(5,592,184)
Class C Shares	(13,420,138)	(18,875,257)
Class R Shares	(353,888,255)	(480,511,980)
Institutional Shares	(46,545,249)	(49,190,997)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(549,383,775)	(735,750,203)
Share Transactions:
Proceeds from sale of shares	341,413,962	562,648,735
Net asset value of shares issued to shareholders in payment of distributions declared	484,330,943	649,963,701
Cost of shares redeemed	(504,091,779)	(929,029,673)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	321,653,126	283,582,763
Change in net assets	787,614,206	901,329,770
Net Assets:
Beginning of period	7,474,086,143	6,572,756,373
End of period	$8,261,700,349	$7,474,086,143
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
Class B Shares are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
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that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $7,109,521 is disclosed in Note 5. For the six months ended April 30, 2021, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$635,918
Class B Shares	11,821
Class C Shares	49,907
Class R Shares	1,560,836
Institutional Shares	245,655
TOTAL	$2,504,137
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$2,453,737
Class B Shares	45,756
Class C Shares	193,107
Class R Shares	6,641,117
TOTAL	$9,333,717
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At April 30, 2021, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $30,010,425. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund
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does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(775,914)
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below
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identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$274,375,132	$285,657,462
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at April 30, 2021, is as follows:
Security	Acquisition Date	Cost	Value
Adagio Therapeutics, Inc.	4/16/2021	$9,721,682	$9,721,682
Agnico Eagle Mines Ltd.	12/26/2018	$75,853,911	$103,026,000
Apollo Investment Fund V	5/18/2001	$0	$85,712
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$281,526
Fisker, Inc.	10/29/2020	$9,740,000	$12,778,880
Immatics N.V.	6/30/2020	$4,000,000	$4,888,000
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$298,469
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,408,270	$68,070,990	21,508,041	$134,518,515
Shares issued to shareholders in payment of distributions declared	17,650,372	124,435,121	29,190,075	170,761,938
Shares redeemed	(22,337,087)	(162,742,810)	(44,773,440)	(277,052,292)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,721,555	$29,763,301	5,924,676	$28,228,161
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	25,870	$138,997	214,763	$992,781
Shares issued to shareholders in payment of distributions declared	598,462	3,177,833	1,194,132	5,409,421
Shares redeemed	(1,047,530)	(5,717,463)	(2,960,752)	(14,527,481)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(423,198)	$(2,400,633)	(1,551,857)	$(8,125,279)
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,530,851	$13,843,401	6,283,847	$30,283,907
Shares issued to shareholders in payment of distributions declared	2,425,908	12,857,313	3,892,750	17,556,301
Shares redeemed	(4,165,500)	(22,723,235)	(10,390,614)	(49,763,404)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	791,259	$3,977,479	(214,017)	$(1,923,196)
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	11,995,832	$86,368,229	21,264,578	$130,904,639
Shares issued to shareholders in payment of distributions declared	42,729,473	302,097,374	70,031,266	411,083,530
Shares redeemed	(28,402,224)	(206,859,364)	(66,961,751)	(413,516,201)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	26,323,081	$181,606,239	24,334,093	$128,471,968
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	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	23,064,059	$172,992,345	40,798,357	$265,948,893
Shares issued to shareholders in payment of distributions declared	5,752,521	41,763,302	7,550,587	45,152,511
Shares redeemed	(14,207,411)	(106,048,907)	(27,409,009)	(174,170,295)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	14,609,169	$108,706,740	20,939,935	$136,931,109
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	46,021,866	$321,653,126	49,432,830	$283,582,763
Redemption Fees
Effective January 1, 2021, the redemption fee for the Fund’s Class R Shares was eliminated. Prior to January 1, 2021, the Fund’s Class R Shares imposed a redemption fee of 0.20% on the redemption price of the Fund’s Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee was applied to the Fund’s Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Excess fee proceeds, if any, were added to the Fund’s assets. Shares acquired through employer-sponsored retirement plans were not subject to the redemption fee. However, if shares were purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not have applied. In addition, this waiver did not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2021 and October 31, 2020, redemption fees of $112,812 and $645,278, respectively, were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
At April 30, 2021, the cost of investments for federal tax purposes was $4,770,340,101. The net unrealized appreciation of investments for federal tax purposes was $3,796,619,977. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,973,574,952 and net unrealized depreciation from investments for those securities having an excess of cost over value of $176,954,975.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2020, for federal income tax purposes, a late year ordinary loss of $84,923,550 was deferred to November 1, 2020.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, as part of the settlement agreement, effective July 1, 2012 and continuing
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through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund’s net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the Adviser voluntarily waived $1,217,521 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2021, the Adviser reimbursed $463,206.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2021, the Sub-Adviser earned a fee of $43,998,978.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$2,459,695	$—
Class B Shares	137,267	—
Class C Shares	579,320	—
Class R Shares	13,339,869	(5,428,794)
TOTAL	$16,516,151	$(5,428,794)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2021, FSC retained $10,078,473 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2021, FSC retained $62,099 in sales charges from the sale of Class A Shares. FSC also retained $6,042 and $5,593 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2021, FSSC received $4,759,063 of the other service fees disclosed in Note 2.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund may invest in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2021 the Fund had total commitments to limited partnerships and limited liability companies of $21,000,000; of this amount, $20,304,656 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $695,344.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50%, 1.95% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While
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the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $9,059,147 and $6,780,000, respectively. Net realized loss recognized on these transactions was $(160,151).
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2021, were as follows:
Purchases	$1,794,351,008
Sales	$1,257,912,969
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At April 30, 2021, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
United States	82.8%
Canada	5.3%
China	4.1%
Netherlands	3.6%
Italy	1.8%
Brazil	1.3%
Bermuda	1.1%
Denmark	0.9%
Israel	0.8%
Switzerland	0.7%
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Country	Percentage of Total Net Assets
United Kingdom	0.4%
Kampuchea, Democratic	0.3%
India	0.3%
Germany, Federal Republic of	0.2%
Korea, Republic Of	0.1%
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2021, the Fund had no outstanding loans. During the six months ended April 30, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in
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the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,135.50	$10.11
Class B Shares	$1,000	$1,131.70	$12.74
Class C Shares	$1,000	$1,134.10	$12.75
Class R Shares	$1,000	$1,135.10	$10.32
Institutional Shares	$1,000	$1,139.30	$7.48
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.32	$9.54
Class B Shares	$1,000	$1,012.84	$12.03
Class C Shares	$1,000	$1,012.84	$12.03
Class R Shares	$1,000	$1,015.12	$9.74
Institutional Shares	$1,000	$1,017.80	$7.05

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.91%
Class B Shares	2.41%
Class C Shares	2.41%
Class R Shares	1.95%
Institutional Shares	1.41%
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Evaluation and Approval of Advisory Contract–May 2020
Federated kaufmann fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES KAUFMANN FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to
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evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
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the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
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the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the CCO’s view that, in 2019, while the Fund’s expenses were above median relative to its Expense Peer Group, those fees remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to its Expense Peer Group.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any Comparable Funds/Accounts in the style of the Fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for
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purposes of reporting to the Board in connection with the continuation of the Contracts. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO Fee Evaluation Report also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $9 billion, $10 billion and $12 billion in size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contracts was appropriate.
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The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
53

Federated Hermes Kaufmann Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172669
CUSIP 314172651
CUSIP 314172644
CUSIP 31421N873
26667 (6/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	A | KLCAX	C | KLCCX	R | KLCKX
	Institutional | KLCIX	R6 | KLCSX

Federated Hermes Kaufmann Large Cap Fund
Fund Established 2007

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	26.9%
Health Care	22.4%
Consumer Discretionary	13.1%
Communication Services	9.7%
Financials	8.9%
Industrials	8.7%
Materials	4.8%
Consumer Staples	1.4%
Real Estate	1.1%
Energy	0.5%
Utilities	0.2%
Securities Lending Collateral[2]	1.6%
Cash Equivalents[3]	2.4%
Other Assets and Liabilities—Net[4]	(1.7)%
TOTAL	100%

1
Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2021 (unaudited)
Shares			Value
		COMMON STOCKS— 97.7%
		Communication Services— 9.7%
112,300		Activision Blizzard, Inc.	$10,240,637
58,000	[1]	Alphabet, Inc., Class A	136,503,000
362,000	[1]	Facebook, Inc.	117,678,960
160,000	[1]	Pinterest, Inc.	10,619,200
1,055,000	[1]	T-Mobile USA, Inc.	139,397,150
123,103		Walt Disney Co.	22,899,620
		TOTAL	437,338,567
		Consumer Discretionary— 13.1%
75,000	[1,2]	Airbnb, Inc.	12,953,250
164,000	[1]	Alibaba Group Holding Ltd., ADR	37,875,800
49,200	[1]	Amazon.com, Inc.	170,597,064
11,950	[1,2]	Chipotle Mexican Grill, Inc.	17,829,758
450,000	[1,2]	Coupang LLC	18,855,000
150,000	[1]	Etsy, Inc.	29,818,500
237,500	[1]	Floor & Decor Holdings, Inc.	26,343,500
129,300		Home Depot, Inc.	41,850,531
952,000	[1]	Las Vegas Sands Corp.	58,319,520
192,300	[1]	Lululemon Athletica, Inc.	64,472,421
10,000	[1]	Mercadolibre, Inc.	15,709,800
20	[1,3]	New Cotai LLC/Capital	0
332,300		Nike, Inc., Class B	44,069,626
764,400		TJX Cos., Inc.	54,272,400
		TOTAL	592,967,170
		Consumer Staples— 1.4%
113,000		Costco Wholesale Corp.	42,046,170
67,500		Estee Lauder Cos., Inc., Class A	21,181,500
		TOTAL	63,227,670
		Energy— 0.5%
530,400		New Fortress Energy, Inc.	22,552,608
		Financials— 8.9%
123,600		BlackRock, Inc.	101,265,480
55,300	[1,2]	Coinbase Global, Inc.	16,459,492
222,500		Goldman Sachs Group, Inc.	77,530,125
535,000		JPMorgan Chase & Co.	82,288,350
1,672,200		KKR & Co., Inc, Class Common	94,613,076
60,000		MSCI, Inc., Class A	29,146,200
		TOTAL	401,302,723
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Health Care— 22.4%
200,000		Abbott Laboratories	$24,016,000
369,200		Alcon, Inc.	27,714,376
535,000	[1]	Alnylam Pharmaceuticals, Inc.	75,242,400
168,500	[1]	Argenx SE, ADR	48,310,635
405,000	[1]	Catalent, Inc.	45,550,350
35,000	[1]	Charles River Laboratories International, Inc.	11,635,750
175,000		Danaher Corp.	44,439,500
127,553	[1]	Dexcom, Inc.	49,248,213
542,511	[1]	Edwards Lifesciences Corp.	51,820,651
265,000	[1]	Genmab A/S	97,765,734
167,000	[1]	IDEXX Laboratories, Inc.	91,681,330
15,200	[1]	Intuitive Surgical, Inc.	13,148,000
307,000	[1]	Moderna, Inc.	54,897,740
125,300		Stryker Corp.	32,907,539
685,000	[1]	Ultragenyx Pharmaceutical, Inc.	76,473,400
360,000	[1]	Veeva Systems, Inc.	101,682,000
249,000	[1]	Vertex Pharmaceuticals, Inc.	54,331,800
263,200	[1,2]	Zai Lab Ltd.	43,915,642
396,000		Zoetis, Inc.	68,519,880
		TOTAL	1,013,300,940
		Industrials— 8.7%
95,400	[1]	CoStar Group, Inc.	81,512,622
102,200	[1]	Generac Holdings, Inc.	33,107,690
810,000		IHS Markit Ltd.	87,139,800
852,900		Trane Technologies PLC	148,259,607
245,000		Verisk Analytics, Inc.	46,109,000
		TOTAL	396,128,719
		Information Technology— 26.9%
260,000	[1]	Advanced Micro Devices, Inc.	21,221,200
425,000		Apple, Inc.	55,870,500
33,500	[1]	Coupa Software, Inc.	9,012,840
595,000		Fidelity National Information Services, Inc.	90,975,500
335,000	[1]	GDS Holdings Ltd., ADR	27,794,950
514,500	[1]	GoDaddy, Inc.	44,668,890
881,500		Marvell Technology, Inc.	39,852,615
295,000		Mastercard, Inc.	112,707,700
757,000		Microsoft Corp.	190,900,260
1,963,500	[1]	PagSeguro Digital Ltd.	89,810,490
33,100	[1]	PayPal Holdings, Inc.	8,681,799
150,000		Qualcomm, Inc.	20,820,000
600,000	[1]	Qualtrics International, Inc.	22,410,000
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
547,000	[1]	Salesforce.com, Inc.	$125,985,040
254,100	[1]	ServiceNow, Inc.	128,668,617
33,400	[1]	Shopify, Inc.	39,495,834
269,300	[1]	Splunk, Inc.	34,044,906
133,000	[1,2]	Unity Software, Inc.	13,510,140
496,900		Visa, Inc., Class A	116,055,964
107,000	[1]	Workday, Inc.	26,429,000
		TOTAL	1,218,916,245
		Materials— 4.8%
75,000		Air Products & Chemicals, Inc.	21,636,000
204,500		Ecolab, Inc.	45,832,540
150,000		Scotts Miracle-Gro Co.	34,674,000
417,300		Sherwin-Williams Co.	114,285,951
		TOTAL	216,428,491
		Real Estate— 1.1%
267,900		Crown Castle International Corp.	50,649,174
		Utilities— 0.2%
147,500		NextEra Energy, Inc.	11,432,725
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,024,425,624)	4,424,245,032
		INVESTMENT COMPANIES— 4.0%
29,194,276		Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[4]	29,194,276
152,363,084		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[4]	152,393,557
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $181,589,784)	181,587,833
		TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $2,206,015,408)[5]	4,605,832,865
		OTHER ASSETS AND LIABILITIES - NET—(1.7)%[6]	(77,347,493)
		TOTAL NET ASSETS—100%	$4,528,485,372
Semi-Annual Shareholder Report
4

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report
5

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2021, were as follows:
	Value as of 10/31/2020	Purchases at Cost	Proceeds from Sales
Health Care:
Ultragenyx Pharmaceutical, Inc.	$74,370,000	$—	$(6,295,281)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$74,370,000	$—	$(6,295,281)
Semi-Annual Shareholder Report
6

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2021	Shares Held as of 4/30/2021	Dividend Income

$5,704,048	$2,694,633	$76,473,400	685,000	$—
$5,704,048	$2,694,633	$76,473,400	685,000	$—
Semi-Annual Shareholder Report
7

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$34,056,266	$67,538,330	$101,594,596
Purchases at Cost	$173,259,163	$648,635,560	$821,894,723
Proceeds from Sales	$(178,121,153)	$(563,757,655)	$(741,878,808)
Change in Unrealized Appreciation/ Depreciation	N/A	$(10,591)	$(10,591)
Net Realized Gain/(Loss)	N/A	$(12,087)	$(12,087)
Value as of 4/30/2021	$29,194,276	$152,393,557	$181,587,833
Shares Held as of 4/30/2021	29,194,276	152,363,084	181,557,360
Dividend Income	$1,793	$28,432	$30,225

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
8

The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,776,162,164	$—	$0	$3,776,162,164
International	478,687,116	169,395,752	—	648,082,868
Investment Companies	181,587,833	—	—	181,587,833
TOTAL SECURITIES	$4,436,437,113	$169,395,752	$0	$4,605,832,865

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$31.46	$27.39	$24.76	$23.38	$18.86	$18.80
Income From Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.10)	(0.07)	(0.05)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	5.63	5.42	5.17	1.77	4.58	0.09
Total From Investment Operations	5.54	5.32	5.10	1.72	4.52	0.06
Less Distributions:
Distributions from net realized gain	(1.24)	(1.25)	(2.47)	(0.34)	—	(0.00)[2]
Net Asset Value, End of Period	$35.76	$31.46	$27.39	$24.76	$23.38	$18.86
Total Return[3]	17.85%	20.14%	22.76%	7.45%	23.97%	0.33%
Ratios to Average Net Assets:
Net expenses[4]	1.08%[5]	1.08%	1.08%	1.08%	1.08%	1.09%[6]
Net investment income (loss)	(0.53)%[5]	(0.36)%	(0.29)%	(0.20)%	(0.19)%	(0.15)%
Expense waiver/reimbursement[7]	0.09%[5]	0.09%	0.10%	0.11%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$839,549	$741,584	$616,124	$539,812	$609,630	$772,575
Portfolio turnover	18%	24%	19%	35%	44%	34%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.09% for the year ended October 31, 2016, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$28.08	$24.76	$22.77	$21.69	$17.64	$17.72
Income From Investment Operations:
Net investment income (loss)[1]	(0.19)	(0.29)	(0.24)	(0.22)	(0.32)	(0.16)
Net realized and unrealized gain (loss)	5.01	4.86	4.70	1.64	4.37	0.08
Total From Investment Operations	4.82	4.57	4.46	1.42	4.05	(0.08)
Less Distributions:
Distributions from net realized gain	(1.24)	(1.25)	(2.47)	(0.34)	—	(0.00)[2]
Net Asset Value, End of Period	$31.66	$28.08	$24.76	$22.77	$21.69	$17.64
Total Return[3]	17.42%	19.21%	21.85%	6.64%	22.96%	(0.44)%
Ratios to Average Net Assets:
Net expenses[4]	1.85%[5]	1.85%	1.85%	1.85%	1.86%	1.86%[6]
Net investment income (loss)	(1.29)%[5]	(1.11)%	(1.05)%	(0.97)%	(0.96)%	(0.93)%
Expense waiver/reimbursement[7]	0.08%[5]	0.09%	0.09%	0.09%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$386,048	$372,382	$399,208	$387,474	$445,081	$453,018
Portfolio turnover	18%	24%	19%	35%	44%	34%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.86% for the year ended October 31, 2016, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$29.58	$25.92	$23.64	$22.42	$18.16	$18.17
Income From Investment Operations:
Net investment income (loss)[1]	(0.14)	(0.20)	(0.16)	(0.14)	(0.18)	(0.10)
Net realized and unrealized gain (loss)	5.28	5.11	4.91	1.70	4.44	0.09
Total From Investment Operations	5.14	4.91	4.75	1.56	4.26	(0.01)
Less Distributions:
Distributions from net realized gain	(1.24)	(1.25)	(2.47)	(0.34)	—	(0.00)[2]
Net Asset Value, End of Period	$33.48	$29.58	$25.92	$23.64	$22.42	$18.16
Total Return[3]	17.62%	19.69%	22.32%	7.05%	23.46%	(0.05)%
Ratios to Average Net Assets:
Net expenses[4]	1.45%[5]	1.46%	1.46%	1.47%	1.47%	1.47%[6]
Net investment income (loss)	(0.89)%[5]	(0.72)%	(0.65)%	(0.59)%	(0.58)%	(0.54)%
Expense waiver/reimbursement[7]	0.13%[5]	0.14%	0.14%	0.14%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$80,697	$76,374	$74,919	$70,350	$79,138	$76,336
Portfolio turnover	18%	24%	19%	35%	44%	34%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.47% for the year ended October 31, 2016, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$32.53	$28.21	$25.37	$23.89	$19.22	$19.11
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.03)	(0.01)	0.01	(0.01)	0.02
Net realized and unrealized gain (loss)	5.83	5.60	5.32	1.81	4.68	0.09
Total From Investment Operations	5.78	5.57	5.31	1.82	4.67	0.11
Less Distributions:
Distributions from net realized gain	(1.24)	(1.25)	(2.47)	(0.34)	—	(0.00)[2]
Net Asset Value, End of Period	$37.07	$32.53	$28.21	$25.37	$23.89	$19.22
Total Return[3]	18.00%	20.46%	23.07%	7.72%	24.30%	0.58%
Ratios to Average Net Assets:
Net expenses[4]	0.83%[5]	0.83%	0.83%	0.83%	0.84%	0.84%[6]
Net investment income (loss)	(0.28)%[5]	(0.10)%	(0.03)%	0.05%	0.05%	0.10%
Expense waiver/ reimbursement[7]	0.09%[5]	0.09%	0.10%	0.09%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,956,662	$2,635,157	$2,264,174	$1,998,725	$2,024,361	$1,332,606
Portfolio turnover	18%	24%	19%	35%	44%	34%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.84% for the year ended October 31, 2016, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$32.68	$28.32	$25.44	$23.94	$19.26	$19.13
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.02)	0.01	0.03	0.02	0.03
Net realized and unrealized gain (loss)	5.86	5.63	5.34	1.81	4.66	0.10
Total From Investment Operations	5.82	5.61	5.35	1.84	4.68	0.13
Less Distributions:
Distributions from net realized gain	(1.24)	(1.25)	(2.47)	(0.34)	—	(0.00)[2]
Net Asset Value, End of Period	$37.26	$32.68	$28.32	$25.44	$23.94	$19.26
Total Return[3]	18.04%	20.52%	23.17%	7.79%	24.30%	0.69%
Ratios to Average Net Assets:
Net expenses[4]	0.77%[5]	0.77%	0.77%	0.77%	0.78%	0.78%[6]
Net investment income (loss)	(0.22)%[5]	(0.06)%	0.04%	0.11%	0.11%	0.17%
Expense waiver/reimbursement[7]	0.08%[5]	0.09%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$265,529	$228,285	$129,987	$154,136	$102,285	$81,107
Portfolio turnover	18%	24%	19%	35%	44%	34%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.78% for the year ended October 31, 2016, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $72,336,475 of securities loaned and $181,587,833 of investment in affiliated holdings and $76,473,400 of investment in an affiliated company* (identified cost $2,206,015,408)	$4,605,832,865
Cash	1,905
Income receivable	947,937
Receivable for shares sold	3,145,668
Total Assets	4,609,928,375
Liabilities:
Payable for investments purchased	770,898
Payable for shares redeemed	4,456,956
Payable for collateral due to broker for securities lending	74,994,276
Payable for investment adviser fee (Note 5)	84,026
Payable for administrative fee (Note 5)	9,824
Payable for distribution services fee (Note 5)	265,049
Payable for other service fees (Notes 2 and 5)	445,193
Accrued expenses (Note 5)	416,781
Total Liabilities	81,443,003
Net assets for 124,969,770 shares outstanding	$4,528,485,372
Net Assets Consist of:
Paid-in capital	$1,777,490,009
Total distributable earnings (loss)	2,750,995,363
Total Net Assets	$4,528,485,372
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($839,548,511 ÷ 23,476,528 shares outstanding), no par value, unlimited shares authorized	$35.76
Offering price per share (100/94.50 of $35.76)	$37.84
Redemption proceeds per share	$35.76
Class C Shares:
Net asset value per share ($386,047,892 ÷ 12,194,429 shares outstanding), no par value, unlimited shares authorized	$31.66
Offering price per share	$31.66
Redemption proceeds per share (99.00/100 of $31.66)	$31.34
Class R Shares:
Net asset value per share ($80,697,480 ÷ 2,410,088 shares outstanding), no par value, unlimited shares authorized	$33.48
Offering price per share	$33.48
Redemption proceeds per share	$33.48
Institutional Shares:
Net asset value per share ($2,956,662,104 ÷ 79,761,832 shares outstanding), no par value, unlimited shares authorized	$37.07
Offering price per share	$37.07
Redemption proceeds per share	$37.07
Class R6 Shares:
Net asset value per share ($265,529,385 ÷ 7,126,893 shares outstanding), no par value, unlimited shares authorized	$37.26
Offering price per share	$37.26
Redemption proceeds per share	$37.26

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Dividends (including $23,351 received from affiliated holdings*)	$12,296,648
Net income on securities loaned (includes $6,874 received from affiliated holdings* related to cash collateral balances) (Note 2)	37,442
TOTAL INCOME	12,334,090
Expenses:
Investment adviser fee (Note 5)	16,527,490
Administrative fee (Note 5)	1,721,984
Custodian fees	68,960
Transfer agent fees (Note 2)	1,674,368
Directors’/Trustees’ fees (Note 5)	11,255
Auditing fees	20,061
Legal fees	8,232
Portfolio accounting fees	105,753
Distribution services fee (Note 5)	1,666,768
Other service fees (Notes 2 and 5)	1,497,432
Share registration costs	74,335
Printing and postage	61,371
Miscellaneous (Note 5)	24,426
TOTAL EXPENSES	23,462,435
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,787,553)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(112,459)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,900,012)
Net expenses	21,562,423
Net investment loss	(9,228,333)
Semi-Annual Shareholder Report
17

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Foreign Exchange Contracts:
Net realized gain on investments (including net realized gain of $2,682,546 on sales of investments in an affiliated company and holdings*)	$376,841,781
Net realized loss on foreign currency transactions	(2,352)
Net realized loss on foreign exchange contracts	(480)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $5,693,457 on investments in an affiliated company and holdings*)	347,513,467
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	3,893
Net realized and unrealized gain (loss) on investments, foreign currency transactions and foreign exchange contracts	724,356,309
Change in net assets resulting from operations	$715,127,976

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(9,228,333)	$(10,023,747)
Net realized gain (loss)	376,838,949	159,806,653
Net change in unrealized appreciation/depreciation	347,517,360	559,101,351
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	715,127,976	708,884,257
Distributions to Shareholders:
Class A Shares	(29,185,169)	(27,739,831)
Class C Shares	(16,216,602)	(19,782,104)
Class R Shares	(3,184,899)	(3,584,383)
Institutional Shares	(100,008,954)	(100,227,060)
Class R6 Shares	(8,646,781)	(5,822,981)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(157,242,405)	(157,156,359)
Share Transactions:
Proceeds from sale of shares	391,275,634	993,455,302
Net asset value of shares issued to shareholders in payment of distributions declared	143,517,460	142,093,834
Cost of shares redeemed	(617,975,181)	(1,117,906,865)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(83,182,087)	17,642,271
Change in net assets	474,703,484	569,370,169
Net Assets:
Beginning of period	4,053,781,888	3,484,411,719
End of period	$4,528,485,372	$4,053,781,888
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information
Semi-Annual Shareholder Report
20

furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report
21

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,900,012 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$302,945	$(16,782)
Class C Shares	167,102	—
Class R Shares	95,881	(126)
Institutional Shares	1,094,705	(75,317)
Class R6 Shares	13,735	—
TOTAL	$1,674,368	$(92,225)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,009,289
Class C Shares	488,143
TOTAL	$1,497,432
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax
Semi-Annual Shareholder Report
23

positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker, in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
During the six months ended April 30, 2021, the Fund held no futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $14 and $4,100, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
At April 30, 2021, the Fund had no outstanding foreign exchange contracts.
Semi-Annual Shareholder Report
24

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below
Semi-Annual Shareholder Report
25

identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$72,336,475	$74,994,276
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(480)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
26

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,083,179	$71,360,952	5,398,613	$156,081,874
Shares issued to shareholders in payment of distributions declared	779,671	26,274,916	956,117	25,901,215
Shares redeemed	(2,959,843)	(101,749,763)	(5,277,358)	(148,210,788)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(96,993)	$(4,113,895)	1,077,372	$33,772,301
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	554,304	$16,845,657	1,891,613	$47,851,501
Shares issued to shareholders in payment of distributions declared	520,267	15,571,580	700,823	17,065,052
Shares redeemed	(2,141,961)	(65,265,189)	(5,456,255)	(142,329,474)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,067,390)	$(32,847,952)	(2,863,819)	$(77,412,921)
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	207,764	$6,654,222	456,374	$12,131,973
Shares issued to shareholders in payment of distributions declared	99,277	3,137,168	135,826	3,471,704
Shares redeemed	(479,093)	(15,339,330)	(900,990)	(23,989,524)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(172,052)	$(5,547,940)	(308,790)	$(8,385,847)
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,529,742	$267,432,733	23,415,291	$665,462,963
Shares issued to shareholders in payment of distributions declared	2,629,176	91,758,251	3,279,403	91,659,306
Shares redeemed	(11,407,579)	(404,766,346)	(25,942,103)	(752,284,081)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,248,661)	$(45,575,362)	752,591	$4,838,188
Semi-Annual Shareholder Report
27

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	812,249	$28,982,070	3,917,836	$111,926,991
Shares issued to shareholders in payment of distributions declared	193,201	6,775,545	142,429	3,996,557
Shares redeemed	(864,240)	(30,854,553)	(1,664,861)	(51,092,998)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	141,210	$4,903,062	2,395,404	$64,830,550
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,443,886)	$(83,182,087)	1,052,758	$17,642,271
4. FEDERAL TAX INFORMATION
At April 30, 2021, the cost of investments for federal tax purposes was $2,206,015,408. The net unrealized appreciation of investments for federal tax purposes was $2,399,817,457. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,435,060,273 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,242,816.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2020, for federal income tax purposes, a late year ordinary loss of $9,726,162 was deferred to November 1, 2020.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2021, the Adviser voluntarily waived $1,761,960 of its fee and voluntarily reimbursed $92,225 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2021, the Adviser reimbursed $25,593.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2021, the Sub-Adviser earned a fee of $13,552,541.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$1,464,429	$—
Class R Shares	202,339	(20,234)
TOTAL	$1,666,768	$(20,234)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2021, FSC retained $106,912 of fees paid by the Fund. For the six months ended April 30, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2021, FSC retained $49,046 in sales charges from the sale of Class A Shares. FSC also retained $3,879 of CDSC relating to redemptions of Class A Shares and $11,971 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2021, FSSC received $22,612 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.86%, 1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2021, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $5,053,800. Net realized gain recognized on these transactions was $285,668.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2021, were as follows:
Purchases	$780,296,542
Sales	$1,083,573,828
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7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2021, the Fund had no outstanding loans. During the six months ended April 30, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,178.50	$5.83
Class C Shares	$1,000	$1,174.20	$9.97
Class R Shares	$1,000	$1,176.20	$7.82
Institutional Shares	$1,000	$1,180.00	$4.49
Class R6 Shares	$1,000	$1,180.40	$4.16
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.44	$5.41
Class C Shares	$1,000	$1,015.62	$9.25
Class R Shares	$1,000	$1,017.60	$7.25
Institutional Shares	$1,000	$1,020.68	$4.16
Class R6 Shares	$1,000	$1,020.98	$3.86

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.08%
Class C Shares	1.85%
Class R Shares	1.45%
Institutional Shares	0.83%
Class R6 Shares	0.77%
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Evaluation and Approval of Advisory Contract–May 2020
Federated kaufmann LARGE CAP fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES KAUFMANN LARGE CAP FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to
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evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
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the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
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the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for
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purposes of reporting to the Board in connection with the continuation of the Contracts. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contracts was appropriate.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Semi-Annual Shareholder Report
42

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Large Cap Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report
43

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
44

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
45

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
46

Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
38631 (6/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	A | FKASX	B | FKBSX	C | FKCSX
	R | FKKSX	Institutional | FKAIX	R6 | FKALX

Federated Hermes Kaufmann Small Cap Fund
Fund Established 2002

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	31.9%
Information Technology	21.9%
Consumer Discretionary	15.1%
Industrials	11.6%
Financials	6.6%
Real Estate	5.0%
Materials	2.6%
Consumer Staples	2.3%
Energy	0.9%
Communication Services	0.6%
Financial Services	0.0%
Securities Lending Collateral[2]	8.5%
Cash Equivalents[3]	1.3%
Other Assets and Liabilities—Net[4]	(8.3)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2021 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS— 98.2%
		Communication Services— 0.6%
700,000	[1]	Boat Rocker Media, Inc.	$4,891,999
2,697,200	[2]	Infrastrutture Wireless Italiane SPA	31,496,884
75,000	[1,2]	Motorsport Gaming U.S. LLC	1,598,250
700,000	[1]	Perion Network Ltd.	12,523,000
540,000	[1,2]	Skillz Inc.	9,460,800
		TOTAL	59,970,933
		Consumer Discretionary— 15.1%
1,150,500	[1,2]	Academy Sports and Outdoors, Inc.	35,446,905
2,310,000	[1]	Boohoo Group PLC	10,846,890
210,000	[1]	Bright Horizons Family Solutions, Inc.	30,414,300
705,000	[1]	Chegg, Inc.	63,682,650
460,000	[1]	Choice Hotels International, Inc.	52,348,000
4,000,000	[1,3]	CTOS LLC	32,832,000
185,100	[1]	Delivery Hero SE	29,387,402
415,000	[1,2]	DraftKings, Inc.	23,513,900
697,313	[1,2]	Dream Finders Homes, Inc.	17,628,073
462,500	[1]	Etsy, Inc.	91,940,375
1,400,000	[1,4]	Fisker, Inc.	18,368,000
265,000	[1,2]	Fiverr International Ltd.	55,138,550
695,000	[1]	Floor & Decor Holdings, Inc.	77,089,400
1,850,000	[1]	Global Fashion Group S.A.	29,295,023
1,033,100	[1]	GreenTree Hospitality Group Ltd., ADR	12,975,736
1,275,000	[1]	GrowGeneration Corp.	55,590,000
225,000	[1]	GrubHub, Inc.	15,309,000
375,800	[1,2]	Just Eat Takeaway	38,846,951
800,000	[1]	Latham Group, Inc.	20,800,000
1,010,000	[1,2]	Leslie’s, Inc.	28,704,200
1,500,000	[1,3]	Lordstown Motors Corp.	11,892,000
635,000	[1,2]	Lovesac Co./The	46,526,450
2,500,000	[1]	Max Stock Ltd.	8,651,445
271,200	[2]	Moncler S.p.A	16,670,243
300,000	[1,2]	MYT Netherlands Parent B.V., ADR	8,991,000
36,137,567		NagaCorp Ltd.	38,649,139
945,000	[1,2]	National Vision Holdings, Inc.	47,637,450
650,000	[1,2]	Neogames SA	31,908,500
417,000	[1,2]	Ollie’s Bargain Outlet Holding, Inc.	38,476,590
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
1,030,000	[1,2]	Pet Acquisition LLC	$24,328,600
1,365,000	[1]	Planet Fitness, Inc.	114,646,350
5,000,000	[1]	Redbubble Ltd	15,727,522
800,000	[1]	Revolve Group, Inc.	38,792,000
1,075,000	[1]	Six Flags Entertainment Corp.	50,503,500
834,800	[1]	Taylor Morrison Home Corp.	26,054,108
151,000		Vail Resorts, Inc.	49,099,160
700,000		Wingstop, Inc.	110,887,000
1,196,000	[1]	YETI Holdings, Inc.	102,162,320
		TOTAL	1,521,760,732
		Consumer Staples— 2.3%
545,000	[1]	Freshpet, Inc.	100,726,900
1,222,000	[1]	Grocery Outlet Holding Corp.	49,356,580
160,000	[1,2]	Laird Superfood, Inc.	5,841,600
675,000	[1]	Performance Food Group Co.	39,622,500
738,900	[1,2]	The Duckhorn Portfolio, Inc.	13,824,819
1,040,000	[1,2]	Vital Farms, Inc.	25,292,800
		TOTAL	234,665,199
		Energy— 0.9%
488,220		Cactus, Inc.	14,553,838
1,864,400	[2]	New Fortress Energy, Inc.	79,274,288
		TOTAL	93,828,126
		Financial Services— 0.0%
34,871	[1]	FAST Acquisition Corp.	432,749
		Financials— 6.6%
600,000	[1]	AFC Gamma, Inc.	13,632,000
100,000	[1,2]	Altimeter Growth Corp.	1,331,000
410,000		A-Mark Precious Metgals, Inc.	15,280,700
1,600,000		Ares Management Corp	84,032,000
1,670,115		Artisan Partners Asset Management, Inc.	85,042,256
800,000	[1]	ARYA Sciences Acquisition Corp. III	8,928,000
9,628,444	[2]	Ashmore Group PLC	53,181,826
1,000,000	[1,2]	BCLS Acquisition Corp.	10,400,000
1,487,499	[1]	CrossFirst Bankshares, Inc.	21,925,735
300,000	[1]	Dragoneer Growth Opportunities Corp II	3,084,000
4,530,000	[2]	FinecoBank Banca Fineco SPA	78,160,404
1,000,000	[1]	Hamilton Lane Alliance Holdings I, Inc.	9,770,000
1,000,000		Hamilton Lane, Inc.	90,450,000
300,000	[1]	HPX Corp.	2,970,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
1,365,000		Moelis & Co.	$74,092,200
100,000	[1,2]	Northern Star Acquisition Corp.	1,066,000
1,000,000	[1]	Omega Alpha SPAC	9,930,000
102,942	[1]	Roth CH Acquisition III Co.	1,035,597
368,025	[1]	SCVX Corp.	3,654,488
1,988,827		StepStone Group, Inc.	66,227,939
4,881,467		Tel Aviv Stock Exchange Ltd.	31,982,286
		TOTAL	666,176,431
		Health Care— 31.6%
150,000	[1]	4D Molecular Therapeutics, Inc.	5,805,000
500,000	[1]	Abcam PLC, ADR	10,720,000
50,000	[1,2]	AbCellera Biologics, Inc.	1,332,500
480,000	[1]	Acadia Pharmaceuticals, Inc.	9,868,800
128,128	[1,3,4]	Adagio Therapeutics, Inc.	10,004,977
42,000	[1]	Adaptive Biotechnologies Corp.	1,747,200
163,495	[1]	Agilon Health, Inc.	5,154,997
1,336,635	[1,2]	Akouos, Inc.	19,006,950
163,211	[1]	Akoya Biosciences, Inc.	3,662,455
1,000,000	[1]	Albireo Pharma, Inc.	32,100,000
2,225,000	[1]	Alector, Inc.	43,387,500
500,000	[1,2]	Aligos Therapeutics Inc.	12,860,000
234,487	[1,2]	American Well Corp.	3,608,755
2,000,000	[1]	Amphastar Pharmaceuticals, Inc.	34,800,000
1,000,000	[1]	AnaptysBio, Inc.	23,350,000
341,200	[2]	Andlauer Healthcare Group Inc.	10,384,650
973,000	[1,2]	Annexon, Inc.	19,391,890
1,500,000	[1,2]	Arcturus Therapeutics Holdings, Inc.	54,990,000
573,082	[1]	Argenx SE	164,908,315
269,150	[1]	Argenx SE, ADR	77,167,996
1,615,000	[1,2]	aTyr Pharma, Inc.	6,540,750
967,000	[1,2]	Avidity Biosciences LLC	22,666,480
1,550,000	[1,2]	Avrobio, Inc.	18,104,000
200,000	[1]	Berkeley Lights, Inc.	9,822,000
875,952	[1,2]	Black Diamond Therapeutics, Inc.	23,335,361
3,960,000	[1]	Calithera Biosciences, Inc.	8,593,200
10,150,000	[1]	CASI Pharmaceuticals, Inc.	18,168,500
139,747	[1]	Castle Biosciences, Inc.	9,646,735
430,000	[1]	Catalent, Inc.	48,362,100
312,548	[1,2]	Celcuity, Inc.	8,645,078
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
324,939	[1]	Centogene BV	$3,532,087
852,909	[1,3]	Century Therapeutics, Inc.	5,520,027
39,156,130	[1,3]	CeQur SA	10,949,868
1,950,000	[1,2]	Cerevel Therapeutics Holdings	28,372,500
400,000	[1]	Cerevel Therapeutics, Inc.	5,820,000
450,528	[1]	Certara, Inc.	14,331,296
155,000	[1]	Charles River Laboratories International, Inc.	51,529,750
190,200	[1,3]	Clementia Pharmaceuticals Inc., Rights	0
6,412,388	[1,2]	ContraFect Corp.	28,406,879
342,500	[1,2]	CRISPR Therapeutics AG	44,959,975
671,370	[1,2]	Cryoport, Inc.	37,979,401
1,093,113	[1,2]	DermTech, Inc.	45,965,402
89,555	[1]	Dexcom, Inc.	34,577,185
6,365,371	[1,2]	Dynavax Technologies Corp.	63,526,403
700,000	[1]	Edgewise Therapeutics, Inc.	20,048,000
348,167	[1,2]	Editas Medicine, Inc.	12,885,661
1,532,000	[1,2]	Frequency Therapeutics, Inc.	17,786,520
178,000	[1]	Frequency Therapeutics, Inc.	2,066,580
510,000	[1,2]	Fusion Pharmaceuticals Inc.	4,386,000
35,582	[1]	Galapagos NV, ADR	2,767,212
535,000	[1,2]	Glaukos Corp.	50,375,600
3,000,000	[1,2]	Gossamer Bio, Inc.	25,920,000
600,338	[1]	Gracell Biotechnologies, Inc., ADR	7,312,117
988,142	[3,4]	Graphite Bio, Inc.	4,999,999
100,000	[1]	Guardant Health, Inc.	15,898,000
707,053	[1,2]	Icad, Inc.	12,755,236
887,330	[1]	IDEAYA Biosciences, Inc.	18,234,631
290,000	[1,4]	Immatics N.V.	3,543,800
1,406,000	[1,2]	Immatics N.V.	17,181,320
100,000	[1]	Inari Medical, Inc.	11,429,000
333,500	[1]	Inspire Medical Systems, Inc.	78,979,470
90,000	[1]	Insulet Corp.	26,569,800
354,653	[1]	Intellia Therapeutics, Inc.	27,226,711
500,000	[1,2]	Itamar Medical Ltd., ADR	11,975,000
508,338	[1]	Karuna Therapeutics, Inc.	56,430,601
307,800	[1,2]	Kinnate Biopharma, Inc.	8,255,196
1,162,339	[1,2]	Legend Biotech Corp., ADR	34,986,404
215,264	[1,2]	Lucira Health, Inc.	1,347,553
291,606	[1]	MaxCyte, Inc.	3,658,690
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
1,740,000	[1]	Merus NV	$36,435,600
4,272,400	[1]	Minerva Neurosciences, Inc.	10,168,312
154,700	[1]	Mirati Therapeutics, Inc.	25,714,234
625,000	[1]	Moderna, Inc.	111,762,500
873,312	[1]	Molecular Partners AG	21,273,650
248,700	[1]	Morphic Holding, Inc.	13,777,980
620,625	[1,2]	NanoString Technologies, Inc.	49,445,194
1,013,500	[1,2]	Natera, Inc.	111,505,270
1,123,900	[1,2]	NeoGenomics, Inc.	55,059,861
300,000	[1,2]	Oak Street Health, Inc.	18,489,000
260,000	[1,2]	Olema Pharmaceuticals, Inc.	7,293,000
660,900	[1]	Orchard Therapeutics PLC	3,938,964
1,582,092	[1,2]	Orchard Therapeutics PLC, ADR	9,429,268
1,775,000	[1]	Otonomy, Inc.	4,171,250
100,000	[1,2]	Penumbra, Inc.	30,599,000
250,000	[1,2]	PMV Pharmaceuticals, Inc.	8,432,500
336,100	[1,2]	Prelude Therapeutics, Inc.	13,927,984
188,452	[1]	Privia Health Group, Inc.	6,844,577
5,761	[1,2]	Protalix Biotherapeutics, Inc.	19,299
30,000	[1]	Pulmonx Corp.	1,410,300
818,309	[1,2]	Relay Therapeutics, Inc.	25,948,578
397,837	[1]	Repligen Corp.	84,226,071
585,860	[1]	Rezolute, Inc.	3,925,262
1,849,800	[1]	Rhythm Pharmaceuticals, Inc.	39,881,688
823,100	[1,2]	Rubius Therapeutics, Inc.	20,593,962
325,000	[1,2]	Scholar Rock Holding Corp.	10,513,750
1,596,034	[1,2]	Scynexis, Inc.	12,066,017
125,000	[1,2]	Seer, Inc.	6,366,250
715,000	[1,2]	Seres Therapeutics, Inc.	14,879,150
370,000	[1]	SI-BONE, Inc.	13,135,000
188,954	[1]	Signify Health, Inc.	5,356,846
405,200	[1]	Stoke Therapeutics, Inc.	13,087,960
377,111	[1]	Surgery Partners, Inc.	18,176,750
439,862	[1,2]	Talis Biomedical Corp.	5,278,344
400,000	[1]	Tandem Diabetes Care, Inc.	36,760,000
2,478,742	[1]	Translate Bio, Inc.	57,556,389
350,000	[1]	Treace Medical Concepts, Inc.	10,976,000
1,094,193	[1,2]	Tricida, Inc.	5,087,997
624,965	[1]	Turning Point Therapeutics, Inc.	47,641,082
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
162,300	[1]	Twist Bioscience Corp.	$21,779,037
1,446,400	[1]	Ultragenyx Pharmaceutical, Inc.	161,476,096
1,620,000	[1,2]	UniQure N.V.	52,277,400
822,570	[3]	United Therapeutics Corp.	0
555,329	[1,2]	Vapotherm, Inc.	12,217,238
187,800	[1]	Veeva Systems, Inc.	53,044,110
1,325,000	[1]	Vericel Corp.	82,706,500
300,000	[1,2]	Xeris Pharmaceuticals, Inc.	1,149,000
1,132,800	[1]	Zai Lab Ltd., ADR	188,282,688
778,448	[1,2]	Zentalis Pharmaceuticals, LLC	46,177,535
835,595	[1,2]	Zogenix, Inc.	15,784,390
		TOTAL	3,176,674,896
		Industrials— 11.6%
470,000		Advanced Drainage System, Inc.	52,480,200
1,723,500	[1]	Azek Co., Inc.	83,210,580
1,800,000	[1,2]	Azul S.A., ADR	38,304,000
7,900,000		Biffa PLC	30,168,821
1,020,000	[1]	Clarivate PLC	28,488,600
1,767,700	[1]	Colfax Corp.	79,882,363
600,000		Comfort Systems USA, Inc.	49,416,000
41,700	[1]	CoStar Group, Inc.	35,629,731
125,000	[1]	Driven Brands Holdings Inc.	3,565,000
993,200	[1]	FTC Solar, Inc.	13,517,452
250,000	[1]	Generac Holdings, Inc.	80,987,500
1,100,000	[1]	GMS, Inc.	48,081,000
2,200,000	[1,2]	Gores Holdings II, Inc.	19,734,000
554,000	[1,2]	Hydrofarm Holdings Group, Inc.	36,397,800
1,529,500	[1]	Kratos Defense & Security Solutions	40,898,830
7,875,000	[1]	Meltwater Holding BV	50,963,995
994,914	[1]	Mercury Systems, Inc.	74,857,329
675,000	[1]	Montrose Environmental Group, Inc.	36,591,750
1,164,000	[1]	Plug Power, Inc.	33,185,640
2,111,591	[1]	Quest Resource Holding Corp.	8,045,162
1,600,000	[1]	RADA Electronic Industries Ltd.	21,104,000
360,000		Tetra Tech, Inc.	45,946,800
323,500		Timken Co.	27,131,945
664,800	[1]	Trex Co., Inc.	71,791,752
1,350,000	[1]	Upwork, Inc.	62,181,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Industrials— continued
655,000	[1]	XPO Logistics, Inc.	$91,123,600
		TOTAL	1,163,684,850
		Information Technology— 21.9%
80,000	[1,2]	908 Devices, Inc.	4,239,200
610,000	[1]	Alarm.com Holdings, Inc.	54,753,600
1,450,000	[1]	Allegro MicroSystems, Inc.	35,786,000
400,000	[1]	Alteryx, Inc.	32,700,000
1,000,000	[1]	Anaplan, Inc.	59,650,000
150,000	[1]	Avalara, Inc.	21,256,500
5,000,000		Avast PLC	32,994,875
350,000	[2]	Bentley Systems, Inc.	17,920,000
397,500	[1]	Blackline, Inc.	46,133,850
2,516,552	[1]	Camtek Ltd.	85,713,761
666,758	[1,2]	Cerence, Inc.	64,282,139
755,700	[1]	CloudFlare, Inc.	64,038,018
600,000	[1,2]	Datto Holding Corp.	15,330,000
500,000	[1]	Docebo, Inc.	26,460,000
123,600	[1]	DocuSign, Inc.	27,555,384
1,137,970	[1]	Domo, Inc.	73,160,091
1,488,253	[1]	EMCORE Corp.	9,271,816
390,000	[1]	Endava PLC, ADR	35,310,600
930,500	[1,2]	Envestnet, Inc.	68,698,815
490,000	[1,2]	Everbridge, Inc.	65,027,900
955,000	[1]	GDS Holdings Ltd.	9,928,003
400,000	[1,2]	GDS Holdings Ltd., ADR	33,188,000
480,000	[1,2]	GoDaddy, Inc.	41,673,600
2,717,530	[1,2]	Grid Dynamics Holdings, Inc.	39,159,607
2,760,000	[1]	International Money Express, Inc.	43,552,800
940,500	[1]	Jamf Holding Corp.	34,347,060
7,021,650	[1]	Kape Technologies PLC	28,805,913
5,175,000	[1,2]	Limelight Networks, Inc.	16,197,750
1,000,000	[1,2]	LivePerson, Inc.	54,650,000
2,840,000	[1]	Magnachip Semiconductor Corp.	71,028,400
1,000,000	[1,2]	Medallia, Inc.	29,490,000
270,000	[1]	Mimecast Ltd.	11,723,400
6,500,000	[1]	Nearmap Ltd.	10,612,541
9,783,259	[1]	Network International Holdings Ltd.	56,730,315
841,938	[1]	Nordic Semiconductor ASA	20,881,987
335,000	[1]	Novoste Corp.	44,122,850
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Information Technology— continued
1,700,000	[1]	Nuvei Corp.	$118,626,000
1,000,000	[1,2]	ON24, Inc.	44,000,000
830,000	[1]	Q2 Holdings, Inc.	86,336,600
520,000	[1,2]	Radware Ltd.	14,409,200
1,160,000	[1,2]	Rapid7, Inc.	94,250,000
640,000	[1,2]	SailPoint Technologies Holding	31,251,200
372,000,000	[1]	Seeing Machines Ltd.	57,032,462
250,000	[1]	Shift4 Payments, Inc.	24,722,500
42,700	[1]	Shopify, Inc.	50,493,177
1,110,000	[1,2]	ShotSpotter, Inc.	38,783,400
700,000	[1]	Smartsheet, Inc.	41,510,000
1,195,000	[1]	Sumo Logic, Inc.	23,290,550
3,000,000	[1,2]	SunPower Corp.	77,070,000
790,000	[1]	Tufin Software Technologies Ltd.	7,268,000
78,200	[1]	Tyler Technologies, Inc.	33,224,052
176,500	[1]	WNS Holdings Ltd., ADR	12,783,895
145,000	[1]	Zendesk, Inc.	21,191,750
238,800	[1]	Zscaler, Inc.	44,808,432
		TOTAL	2,207,425,993
		Materials— 2.6%
1,000,000	[1]	Danimer Scientific LLC	25,550,000
624,700	[1]	Eagle Materials, Inc.	86,296,058
2,123,500	[1,2]	Livent Corp.	38,265,470
426,000		Scotts Miracle-Gro Co.	98,474,160
1,350,000	[1,2]	SilverCrest Metals Inc.	11,704,500
		TOTAL	260,290,188
		Real Estate— 5.0%
2,040,000		Americold Realty Trust	82,395,600
1,830,000	[2]	Easterly Government Properties, Inc.	39,216,900
764,632		JBG Smith Properties	24,934,649
635,000		Lamar Advertising Co.	62,890,400
2,363,800		MGM Growth Properties LLC	85,144,076
600,000		National Storage Affiliates Trust	27,264,000
465,900	[2]	QTS Realty Trust, Inc.	30,977,691
970,000	[1]	Ryman Hospitality Properties	76,290,500
1,865,000		STAG Industrial, Inc.	68,091,150
		TOTAL	497,204,966
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,864,667,540)	9,882,115,063
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BOND— 0.0%
		Consumer Discretionary— 0.0%
$ 2,500,000		NagaCorp Ltd., Sr. Unsecd. Note, 144A, 9.375%, 5/21/2021 (IDENTIFIED COST $2,499,671)	$2,507,650
		WARRANTS— 0.3%
		Financials— 0.0%
333,333	[1]	FirstMark Horizon Acquisition Corp., Warrants 9/26/2025	520,000
333,333	[1]	Hamilton Lane Alliance Holdings I, Inc., Warrants 1/8/2026	246,666
100,000	[1]	Hudson Executive Investment Corp., Warrants 6/21/2025	122,000
33,333	[1]	Northern Star Acquisition Corp., Warrants 8/29/2025	88,999
250,000	[1]	SCVX Corp., Warrants 1/24/2025	247,500
		TOTAL	1,225,165
		Health Care— 0.3%
129,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	167,418
176,600	[1]	Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	143,505
283,333	[1]	Cerevel Therapeutics Holdings, Warrants 10/27/2025	1,337,332
2,247,188	[1]	ContraFect Corp., Warrants 5/27/2023	3,771,456
467,500	[1]	ContraFect Corp., Warrants 7/20/2022	12,342
222,500	[1]	ContraFect Corp., Warrants 7/27/2021	0
187,500	[1]	Dynavax Technologies Corp., Warrants 2/12/2022	1,148,606
200,000	[1]	Immatics N.V., Warrants 12/31/2025	714,000
193,334	[1]	Rezolute, Inc., Warrants 10/8/2027	1,266,202
1,441,000	[1]	Scynexis, Inc., Warrants 1/1/2099	10,893,960
720,500	[1]	Scynexis, Inc., Warrants 12/21/2021	1,381,775
15,480	[1]	Scynexis, Inc., Warrants 3/8/2023	17,839
720,500	[1]	Scynexis, Inc., Warrants 5/21/2024	2,635,157
1,111,111	[1]	Scynexis, Inc., Warrants 6/12/2023	959,222
10,944	[1]	Scynexis, Inc., Warrants 6/24/2021	0
		TOTAL	24,448,814
		TOTAL WARRANTS (IDENTIFIED COST $11,872,071)	25,673,979
		INVESTMENT COMPANIES— 9.8%
144,993,562		Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[5]	144,993,562
844,674,143		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5]	844,843,078
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $989,990,060)	989,836,640
		TOTAL INVESTMENT IN SECURITIES—108.3% (IDENTIFIED COST $6,869,029,342)[6]	10,900,133,332
		OTHER ASSETS AND LIABILITIES - NET—(8.3)%[7]	(833,408,851)
		TOTAL NET ASSETS—100%	$10,066,724,481
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2021, were as follows:
	Value as of 10/31/2020	Purchases at Cost*	Proceeds from Sales*
Consumer Discretionary:
CTOSLLC	$—	$20,000,000	$—
Lovesac Co./The	$16,216,200	$580,914	$(995,377)
Financials:
ARYASciences Acquisition Corp. III**	$8,192,000	$—	$—
BCLSAcquisition Corp.	$10,320,000	$—	$—
Hamilton Lane Alliance Holdings I, Inc.	$—	$10,074,174	$—
Hamilton Lane Alliance Holdings I, Inc., Warrants 1/8/2026	$—	$241,225	$—
Omega Alpha SPAC	$—	$10,000,000	$—
StepStone Group, Inc.	$15,253,434	$41,865,983	$—
Health Care:
Akouos, Inc.	$18,895,635	$6,203,322	$—
Albireo Pharma, Inc.	$30,546,924	$1,139,005	$—
Alector, Inc.	$20,937,250	$—	$—
Amphastar Pharmaceuticals, Inc.	$25,452,249	$13,609,494	$—
AnaptysBio, Inc.**	$29,460,000	$—	$—
Annexon, Inc.	$20,248,130	$—	$—
Arcturus Therapeutics Holdings, Inc.	$43,209,920	$48,441,474	$—
aTyr Pharma, Inc.	$5,119,550	$—	$—
Avrobio, Inc.	$7,423,701	$13,426,820	$—
Calithera Biosciences, Inc.	$14,018,400	$—	$—
CASIPharmaceuticals, Inc.	$16,215,000	$8,211,177	$(321,028)
Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	$81,313	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	$64,335	$—	$—
Cerevel Therapeutics Holdings	$8,755,000	$14,615,899	$—
Cerevel Therapeutics Holdings, Warrants 10/27/2025	$705,499	$—	$—
ContraFect Corp.	$29,929,112	$5,576,000	$—
ContraFect Corp., Warrants 5/27/2023	$6,083,812	$—	$—
ContraFect Corp., Warrants 7/20/2022	$37,260	$—	$—
ContraFect Corp., Warrants 7/27/2021	$4,183	$—	$—
DermTech, Inc.**	$15,501,639	$—	$(1,980,622)
Dynavax Technologies Corp.	$17,997,250	$7,712,318	$—
Dynavax Technologies Corp., Warrants 2/12/2022	$347,194	$—	$—
Frequency Therapeutics, Inc.	$11,640,160	$8,523,593	$—
Frequency Therapeutics, Inc.	$3,894,640	$—	$—
Merus NV	$18,757,200	$4,950,000	$—
Minerva Neurosciences, Inc.	$13,714,404	$—	$—
Molecular Partners AG	$19,109,645	$—	$—
Otonomy, Inc.	$6,354,500	$—	$—
Rezolute, Inc.	$11,547,734	$—	$—
Rezolute, Inc., Warrants 10/8/2027	$3,483,696	$—	$—
Rhythm Pharmaceuticals, Inc.	$25,933,250	$18,313,614	$—
Scynexis, Inc.	$5,943,200	$1,749,301	$—
Scynexis, Inc., Warrants 1/1/2099	$—	$9,004,809	$—
Scynexis, Inc., Warrants 12/21/2021	$—	$—	$—
Scynexis, Inc., Warrants 3/8/2023	$5,372	$—	$—
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 4/30/2021	Shares Held as of 4/30/2021	Dividend Income*

$12,832,000	$—	$32,832,000	4,000,000	$—
$30,255,584	$469,129	$46,526,450	635,000	$—

$736,000	$—	$8,928,000	800,000	$—
$80,000	$—	$10,400,000	1,000,000	$—
$(304,174)	$—	$9,770,000	1,000,000	$—
$5,441	$—	$246,666	333,333	$—
$(70,000)	$—	$9,930,000	1,000,000	$—
$9,108,522	$—	$66,227,939	1,988,827	$73,110

$(6,092,007)	$—	$19,006,950	1,336,635	$—
$414,071	$—	$32,100,000	1,000,000	$—
$22,450,250	$—	$43,387,500	2,225,000	$—
$(4,261,743)	$—	$34,800,000	2,000,000	$—
$(6,110,000)	$—	$23,350,000	1,000,000	$—
$(856,240)	$—	$19,391,890	973,000	$—
$(36,661,394)	$—	$54,990,000	1,500,000	$—
$1,421,200	$—	$6,540,750	1,615,000	$—
$(2,746,521)	$—	$18,104,000	1,550,000	$—
$(5,425,200)	$—	$8,593,200	3,960,000	$—
$(5,734,543)	$(202,106)	$18,168,500	10,150,000	$—
$86,105	$—	$167,418	129,500	$—
$79,170	$—	$143,505	176,600	$—
$5,001,601	$—	$28,372,500	1,950,000	$—
$631,833	$—	$1,337,332	283,333	$—
$(7,098,233)	$—	$28,406,879	6,412,388	$—
$(2,312,356)	$—	$3,771,456	2,247,188	$—
$(24,918)	$—	$12,342	467,500	$—
$(4,183)	$—	$—	222,500	$—
$31,891,352	$553,033	$45,965,402	1,093,113	$—
$37,816,835	$—	$63,526,403	6,365,371	$—
$801,412	$—	$1,148,606	187,500	$—
$(2,377,233)	$—	$17,786,520	1,532,000	$—
$(1,828,060)	$—	$2,066,580	178,000	$—
$12,728,400	$—	$36,435,600	1,740,000	$—
$(3,546,092)	$—	$10,168,312	4,272,400	$—
$2,164,005	$—	$21,273,650	873,312	$—
$(2,183,250)	$—	$4,171,250	1,775,000	$—
$(7,622,472)	$—	$3,925,262	585,860	$—
$(2,217,494)	$—	$1,266,202	193,334	$—
$(4,365,176)	$—	$39,881,688	1,849,800	$—
$4,373,516	$—	$12,066,017	1,596,034	$—
$1,889,151	$—	$10,893,960	1,441,000	$—
$1,381,775	$—	$1,381,775	720,500	$—
$12,467	$—	$17,839	15,480	$—
Semi-Annual Shareholder Report

	Value as of 10/31/2020	Purchases at Cost*	Proceeds from Sales*
Health Care—continued
Scynexis, Inc., Warrants 5/21/2024	$—	$—	$—
Scynexis, Inc., Warrants 6/12/2023	$974,444	$—	$—
Scynexis, Inc., Warrants 6/24/2021	$33	$—	$—
Translate Bio, Inc.	$20,923,895	$14,466,428	$—
Ultragenyx Pharmaceutical, Inc.	$145,363,200	$—	$—
UniQure N.V.	$55,550,820	$10,594,465	$—
Industrials:
Quest Resource Holding Corp.	$4,696,500	$—	$(1,615,936)
Information Technology:
Allegro MicroSystems, Inc.	$8,235,000	$30,300,000	$—
Camtek Ltd.	$39,337,200	$5,950,000	$(2,241,385)
Grid Dynamics Holdings, Inc	$21,407,880	$—	$(426,848)
International Money Express, Inc.	$38,948,000	$—	$(626,629)
Magnachip Semiconductor Corp.	$40,516,979	$—	$(2,988,109)
Seeing Machines Ltd.	$22,611,478	$—	$—
ShotSpotter, Inc.	$29,016,900	$4,452,428	$—
Materials:
Danimer Scientific LLC	$—	$10,000,000	$—
Affiliated Issuers no longer in the portfolio at period end	$12,324,500	$2,000,000	$(14,042,439)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$921,305,620	$322,002,443	$(25,238,373)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 4/30/2021	Shares Held as of 4/30/2021	Dividend Income*

$2,635,157	$—	$2,635,157	720,500	$—
$(15,222)	$—	$959,222	1,111,111	$—
$(33)	$—	$—	10,944	$—
$22,166,066	$—	$57,556,389	2,478,742	$—
$16,112,896	$—	$161,476,096	1,446,400	$—
$(13,867,885)	$—	$52,277,400	1,620,000	$—

$4,225,089	$739,509	$8,045,162	2,111,591	$—

$(2,749,000)	$—	$35,786,000	1,450,000	$—
$41,505,177	$1,162,769	$85,713,761	2,516,552	$—
$18,047,873	$130,702	$39,159,607	2,717,530	$—
$5,144,800	$86,629	$43,552,800	2,760,000	$—
$32,084,110	$1,415,420	$71,028,400	2,840,000	$—
$34,420,984	$—	$57,032,462	372,000,000	$—
$5,314,072	$—	$38,783,400	1,110,000	$—

$15,550,000	$—	$25,550,000	1,000,000	$—
$503,758	$(785,819)	$—	—	$—
$255,397,243	$3,569,266	$1,477,036,199	470,267,878	$73,110

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2021, the Fund no longer has ownership of at least 5% of the voting shares.
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$172,535,373	$1,462,347,998	$1,634,883,371
Purchases at Cost	$1,169,587,542	$2,225,420,340	$3,395,007,882
Proceeds from Sales	$(1,197,129,353)	$(2,842,620,527)	$(4,039,749,880)
Change in Unrealized Appreciation/ Depreciation	N/A	$(470,113)	$(470,113)
Net Realized Gain/(Loss)	N/A	$165,380	$165,380
Value as of 4/30/2021	$144,993,562	$844,843,078	$989,836,640
Shares Held as of 4/30/2021	144,993,562	844,674,143	989,667,705
Dividend Income	$16,689	$670,355	$687,044

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At April 30, 2021, these restricted securities amounted to $36,916,776, which represented 0.4% of total net assets.

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $6,869,029,342.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$7,715,504,137*	$3,658,690**	$65,249,003	$7,784,411,830
International	1,219,556,473	867,196,892	10,949,868	2,097,703,233
Debt Securities:
Corporate Bond	—	2,507,650	—	2,507,650
Warrants	2,562,497	23,111,482	—	25,673,979
Investment Companies	989,836,640	—	—	989,836,640
TOTAL SECURITIES	$9,927,459,747	$896,474,714	$76,198,871	$10,900,133,332

*
Includes $31,115,525 transferred from Level 3 to Level 1 because fair values were determined using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.

**
Includes $3,483,696 transferred from Level 3 to Level 2 because fair values were determined using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$49.86	$40.09	$36.01	$32.58	$23.94	$25.38
Income From Investment Operations:
Net investment income (loss)[1]	(0.28)	(0.29)	0.01	(0.13)	(0.27)	(0.17)
Net realized and unrealized gain (loss)	16.41	10.16	6.14	5.65	9.10	0.76
Total From Investment Operations	16.13	9.87	6.15	5.52	8.83	0.59
Less Distributions:
Distributions from net investment income	—	(0.02)	—	—	—	—
Distributions from net realized gain	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)	(2.03)
Total Distributions	(0.08)	(0.10)	(2.07)	(2.09)	(0.19)	(2.03)
Net Asset Value, End of Period	$65.91	$49.86	$40.09	$36.01	$32.58	$23.94
Total Return[2]	32.36%	24.64%	17.96%	18.10%	37.12%	2.27%
Ratios to Average Net Assets:
Net expenses[3]	1.35%[4]	1.35%	1.36%	1.35%	1.85%	1.95%[5]
Net investment income (loss)	(0.89)%[4]	(0.64)%	0.03%	(0.37)%	(0.95)%	(0.73)%
Expense waiver/reimbursement[6]	0.11%[4]	0.15%	0.16%	0.17%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,422,996	$1,068,689	$826,240	$580,003	$401,920	$343,323
Portfolio turnover	13%	20%	33%	39%	46%	48%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.95% for the year ended October 31, 2016, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$42.02	$33.99	$31.02	$28.52	$21.10	$22.72
Income From Investment Operations:
Net investment income (loss)[1]	(0.39)	(0.47)	(0.21)	(0.31)	(0.37)	(0.26)
Net realized and unrealized gain (loss)	13.81	8.58	5.25	4.90	7.98	0.67
Total From Investment Operations	13.42	8.11	5.04	4.59	7.61	0.41
Less Distributions:
Distributions from net realized gain	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)	(2.03)
Net Asset Value, End of Period	$55.36	$42.02	$33.99	$31.02	$28.52	$21.10
Total Return[2]	31.95%	23.89%	17.23%	17.36%	36.33%	1.70%
Ratios to Average Net Assets:
Net expenses[3]	1.96%[4]	1.98%	1.98%	1.99%	2.42%	2.50%[5]
Net investment income (loss)	(1.49)%[4]	(1.25)%	(0.62)%	(1.01)%	(1.52)%	(1.28)%
Expense waiver/reimbursement[6]	0.02%[4]	0.04%	0.04%	0.07%	0.12%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,429	$14,313	$15,488	$16,445	$17,420	$14,987
Portfolio turnover	13%	20%	33%	39%	46%	48%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.50% for the year ended October 31, 2016, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$42.03	$34.01	$31.03	$28.53	$21.10	$22.72
Income From Investment Operations:
Net investment income (loss)[1]	(0.40)	(0.49)	(0.19)	(0.31)	(0.37)	(0.26)
Net realized and unrealized gain (loss)	13.83	8.59	5.24	4.90	7.99	0.67
Total From Investment Operations	13.43	8.10	5.05	4.59	7.62	0.41
Less Distributions:
Distributions from net realized gain	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)	(2.03)
Net Asset Value, End of Period	$55.38	$42.03	$34.01	$31.03	$28.53	$21.10
Total Return[2]	31.97%	23.84%	17.25%	17.36%	36.38%	1.70%
Ratios to Average Net Assets:
Net expenses[3]	1.96%[4]	1.98%	1.97%	1.97%	2.41%	2.50%[5]
Net investment income (loss)	(1.50)%[4]	(1.28)%	(0.57)%	(1.00)%	(1.50)%	(1.27)%
Expense waiver/reimbursement[6]	0.02%[4]	0.04%	0.05%	0.07%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$411,028	$289,794	$204,247	$117,888	$151,959	$144,340
Portfolio turnover	13%	20%	33%	39%	46%	48%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.50% for the year ended October 31, 2016, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$50.12	$40.29	$36.17	$32.70	$24.02	$25.44
Income From Investment Operations:
Net investment income (loss)[1]	(0.26)	(0.28)	0.03	(0.12)	(0.25)	(0.16)
Net realized and unrealized gain (loss)	16.49	10.22	6.16	5.68	9.12	0.77
Total From Investment Operations	16.23	9.94	6.19	5.56	8.87	0.61
Less Distributions:
Distributions from net investment income	—	(0.03)	—	—	—	—
Distributions from net realized gain	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)	(2.03)
Total Distributions	(0.08)	(0.11)	(2.07)	(2.09)	(0.19)	(2.03)
Net Asset Value, End of Period	$66.27	$50.12	$40.29	$36.17	$32.70	$24.02
Total Return[2]	32.39%	24.71%	17.99%	18.15%	37.17%	2.35%
Ratios to Average Net Assets:
Net expenses[3]	1.28%[4]	1.31%	1.31%	1.32%	1.80%	1.91%[5]
Net investment income (loss)	(0.82)%[4]	(0.61)%	0.08%	(0.33)%	(0.91)%	(0.68)%
Expense waiver/reimbursement[6]	0.32%[4]	0.34%	0.34%	0.37%	0.32%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$264,052	$188,549	$120,487	$78,387	$47,497	$37,850
Portfolio turnover	13%	20%	33%	39%	46%	48%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.91% for the year ended October 31, 2016, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,				Period Ended 10/31/2016[1]
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$50.90	$40.86	$36.50	$32.85	$24.03	$24.05
Income From Investment Operations:
Net investment income (loss)[2]	(0.14)	(0.10)	0.22	0.04	(0.14)	(0.05)
Net realized and unrealized gain (loss)	16.76	10.37	6.21	5.70	9.15	0.03
Total From Investment Operations	16.62	10.27	6.43	5.74	9.01	(0.02)
Less Distributions:
Distributions from net investment income	—	(0.15)	—	—	—	—
Distributions from net realized gain	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)	—
Total Distributions	(0.08)	(0.23)	(2.07)	(2.09)	(0.19)	—
Net Asset Value, End of Period	$67.44	$50.90	$40.86	$36.50	$32.85	$24.03
Total Return[3]	32.66%	25.20%	18.51%	18.65%	37.74%	(0.08)%
Ratios to Average Net Assets:
Net expenses[4]	0.89%[5]	0.89%	0.90%	0.89%	1.35%	1.50%[5]
Net investment income (loss)	(0.44)%[5]	(0.21)%	0.56%	0.11%	(0.50)%	(0.26)%[5]
Expense waiver/reimbursement[6]	0.08%[5]	0.12%	0.12%	0.12%	0.10%	0.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,861,089	$5,114,974	$2,339,131	$735,235	$215,907	$81,269
Portfolio turnover	13%	20%	33%	39%	46%	48%[7]

1	Reflects operations for the period from December 30, 2015 (start of performance) to October 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,			Period Ended 10/31/2017[1]
		2020	2019	2018
Net Asset Value, Beginning of Period	$50.51	$40.51	$36.20	$32.60	$30.50
Income From Investment Operations:
Net investment income (loss)[2]	(0.14)	(0.10)	0.25	0.06	(0.01)
Net realized and unrealized gain (loss)	16.63	10.30	6.13	5.63	2.11
Total From Investment Operations	16.49	10.20	6.38	5.69	2.10
Less Distributions:
Distributions from net investment income	—	(0.12)	—	—	—
Distributions from net realized gain	(0.08)	(0.08)	(2.07)	(2.09)	—
Total Distributions	(0.08)	(0.20)	(2.07)	(2.09)	—
Net Asset Value, End of Period	$66.92	$50.51	$40.51	$36.20	$32.60
Total Return[3]	32.66%	25.24%	18.53%	18.64%	6.89%
Ratios to Average Net Assets:
Net expenses[4]	0.88%[5]	0.88%	0.88%	0.88%	0.88%[5]
Net investment income (loss)	(0.45)%[5]	(0.21)%	0.63%	0.16%	(0.11)%[5]
Expense waiver/reimbursement[6]	0.02%[5]	0.04%	0.04%	0.07%	0.12%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,091,131	$651,978	$195,775	$29,623	$58
Portfolio turnover	13%	20%	33%	39%	46%[7]

1	Reflects operations for the period from September 1, 2017 (start of performance) to October 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $829,416,758 of securities loaned and $989,836,640 of investment in affiliated holdings and $1,477,036,199 of investment in affiliated companies* (identified cost $6,869,029,342)	$10,900,133,332
Cash denominated in foreign currencies (identified cost $115,351)	115,567
Income receivable	329,520
Income receivable from affiliated holdings	4,055
Receivable for investments sold	58,020,446
Receivable for shares sold	7,759,567
Total Assets	10,966,362,487
Liabilities:
Payable for investments purchased	14,759,012
Payable for shares redeemed	14,475,922
Bank overdraft	8,455,697
Payable for collateral due to broker for securities lending	860,327,920
Payable to adviser (Note 5)	217,838
Payable for administrative fee (Note 5)	21,872
Payable for distribution services fee (Note 5)	536,316
Payable for other service fees (Notes 2 and 5)	693,074
Accrued expenses (Note 5)	150,355
Total Liabilities	899,638,006
Net assets for 151,337,651 shares outstanding	$10,066,724,481
Net Assets Consist of:
Paid-in capital	$5,793,769,013
Total distributable earnings (loss)	4,272,955,468
Total Net Assets	$10,066,724,481
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,422,995,612 ÷ 21,591,327 shares outstanding), no par value, unlimited shares authorized	$65.91
Offering price per share (100/94.50 of $65.91)	$69.75
Redemption proceeds per share	$65.91
Class B Shares:
Net asset value per share ($16,429,149 ÷ 296,765 shares outstanding), no par value, unlimited shares authorized	$55.36
Offering price per share	$55.36
Redemption proceeds per share (94.50/100 of $55.36)	$52.32
Class C Shares:
Net asset value per share ($411,027,517 ÷ 7,421,309 shares outstanding), no par value, unlimited shares authorized	$55.38
Offering price per share	$55.38
Redemption proceeds per share (99.00/100 of $55.38)	$54.83
Class R Shares:
Net asset value per share ($264,052,180 ÷ 3,984,242 shares outstanding), no par value, unlimited shares authorized	$66.27
Offering price per share	$66.27
Redemption proceeds per share	$66.27
Institutional Shares:
Net asset value per share ($6,861,088,585 ÷ 101,738,841 shares outstanding), no par value, unlimited shares authorized	$67.44
Offering price per share	$67.44
Redemption proceeds per share	$67.44
Class R6 Shares:
Net asset value per share ($1,091,131,438 ÷ 16,305,167 shares outstanding), no par value, unlimited shares authorized	$66.92
Offering price per share	$66.92
Redemption proceeds per share	$66.92

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Dividends (including $345,111 received from affiliated companies and holdings* and net of foreign taxes withheld of $78,429)	$19,878,908
Net income on securities loaned (includes $415,043 received from affiliated holdings* related to cash collateral balances) (Note 2)	2,575,726
Interest	121,038
TOTAL INCOME	22,575,672
Expenses:
Investment adviser fee (Note 5)	39,509,954
Administrative fee (Note 5)	3,859,775
Custodian fees	177,751
Transfer agent fees (Note 2)	3,890,145
Directors’/Trustees’ fees (Note 5)	21,088
Auditing fees	20,623
Legal fees	5,243
Portfolio accounting fees	111,213
Distribution services fee (Note 5)	3,854,506
Other service fees (Notes 2 and 5)	2,215,241
Share registration costs	201,452
Printing and postage	128,524
Miscellaneous (Note 5)	28,984
TOTAL EXPENSES	54,024,499
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(839,727)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(3,263,021)
TOTAL WAIVERS AND REIMBURSEMENTS	(4,102,748)
Net expenses	49,921,751
Net investment loss	(27,346,079)
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Foreign Exchange Contracts:
Net realized gain on investments (including net realized gain of $3,734,646 on sales of investments in affiliated companies and holdings*)	$282,495,200
Net realized loss on foreign currency transactions	(60,253)
Net realized loss on foreign exchange contracts	(9,698)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $254,927,130 on investments in affiliated companies and holdings*)	2,210,651,100
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	27,068
Net realized and unrealized gain (loss) on investments, foreign currency transactions and foreign exchange contracts	2,493,103,417
Change in net assets resulting from operations	$2,465,757,338

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(27,346,079)	$(18,957,030)
Net realized gain (loss)	282,425,249	24,400,954
Net change in unrealized appreciation/depreciation	2,210,678,168	1,179,942,081
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,465,757,338	1,185,386,005
Distributions to Shareholders:
Class A Shares	(1,653,079)	(1,921,096)
Class B Shares	(25,352)	(33,450)
Class C Shares	(540,247)	(459,834)
Class R Shares	(292,074)	(328,807)
Institutional Shares	(8,076,795)	(13,697,681)
Class R6 Shares	(1,083,308)	(1,163,761)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,670,855)	(17,604,629)
Share Transactions:
Proceeds from sale of shares	2,520,823,107	4,225,873,475
Net asset value of shares issued to shareholders in payment of distributions declared	11,048,509	16,764,824
Cost of shares redeemed	(2,247,531,043)	(1,783,489,845)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	284,340,573	2,459,148,454
Change in net assets	2,738,427,056	3,626,929,830
Net Assets:
Beginning of period	7,328,297,425	3,701,367,595
End of period	$10,066,724,481	$7,328,297,425
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
Class B Shares are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
Effective March 1, 2021, the Fund was closed to new investors, with the exception of new investments by employer-sponsored retirement plans if the Fund was an established plan option as of March 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Semi-Annual Shareholder Report

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $4,102,748 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$519,032	$(315,534)
Class B Shares	7,487	—
Class C Shares	161,848	—
Class R Shares	251,329	—
Institutional Shares	2,904,204	(2,228,780)
Class R6 Shares	46,245	—
TOTAL	$3,890,145	$(2,544,314)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $1,140 of
Semi-Annual Shareholder Report

other service fees for the six months ended April 30, 2021. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,709,701
Class B Shares	20,878
Class C Shares	484,662
TOTAL	$2,215,241
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the
Semi-Annual Shareholder Report

value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
During the six months ended April 30, 2021, the Fund held no futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2021, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $5,118 and $3,348, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the
Semi-Annual Shareholder Report

decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$829,416,758	$860,327,920
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Additional information on restricted securities, held at April 30, 2021, is as follows:
Security	Acquisition Date	Cost	Value
Adagio Therapeutics, Inc.	4/16/2021	$10,004,977	$10,004,977
Fisker, Inc.	10/29/2020	$11,700,000	$18,368,000
Graphite Bio, Inc.	3/11/2021	$4,999,999	$4,999,999
Immatics N.V.	6/30/2020	$2,900,000	$3,543,800
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(9,698)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,841,703	$181,107,583	7,111,333	$317,394,833
Shares issued to shareholders in payment of distributions declared	26,595	1,569,381	43,337	1,833,335
Shares redeemed	(2,711,663)	(172,821,870)	(6,330,060)	(272,874,388)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	156,635	$9,855,094	824,610	$46,353,780
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,135	$115,613	7,410	$275,745
Shares issued to shareholders in payment of distributions declared	503	24,990	924	32,912
Shares redeemed	(46,523)	(2,439,137)	(123,290)	(4,548,639)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(43,885)	$(2,298,534)	(114,956)	$(4,239,982)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,426,056	$76,765,317	2,712,145	$102,512,707
Shares issued to shareholders in payment of distributions declared	10,600	526,955	12,425	442,704
Shares redeemed	(909,538)	(49,224,350)	(1,836,039)	(67,850,294)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	527,118	$28,067,922	888,531	$35,105,117
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	957,493	$61,489,557	1,687,248	$76,320,016
Shares issued to shareholders in payment of distributions declared	4,919	291,805	7,619	325,306
Shares redeemed	(740,355)	(47,439,792)	(922,867)	(39,931,892)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	222,057	$14,341,570	772,000	$36,713,430
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,394,933	$1,767,481,115	72,827,049	$3,263,513,645
Shares issued to shareholders in payment of distributions declared	127,148	7,663,239	297,030	13,010,261
Shares redeemed	(26,273,892)	(1,755,726,683)	(29,886,031)	(1,296,657,632)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,248,189	$19,417,671	43,238,048	$1,979,866,274
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	6,732,934	$433,863,922	10,298,681	$465,856,529
Shares issued to shareholders in payment of distributions declared	16,254	972,139	25,829	1,120,306
Shares redeemed	(3,352,960)	(219,879,211)	(2,248,452)	(101,627,000)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	3,396,228	$214,956,850	8,076,058	$365,349,835
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,506,342	$284,340,573	53,684,291	$2,459,148,454
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4. FEDERAL TAX INFORMATION
At April 30, 2021, the cost of investments for federal tax purposes was $6,869,029,342. The net unrealized appreciation of investments for federal tax purposes was $4,031,103,990. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,291,377,641 and net unrealized depreciation from investments for those securities having an excess of cost over value of $260,273,651.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2021, the Adviser voluntarily waived $291,863 of its fee and voluntarily reimbursed $2,544,314 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2021, the Adviser reimbursed $547,864.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2021, the Sub-Adviser earned a fee of $32,398,162.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,710,062	$(342,012)
Class B Shares	62,634	—
Class C Shares	1,453,986	—
Class R Shares	627,824	(376,695)
TOTAL	$3,854,506	$(718,707)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2021, FSC retained $1,524,653 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2021, FSC retained $236,521 in sales charges from the sale of Class A Shares. FSC also retained $11,067, $3,546 and $27,067 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2021, FSSC received $93,233 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, extraordinary
Semi-Annual Shareholder Report

expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.35%, 2.02%, 2.00%, 1.35%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $7,329,519 and $4,255,000, respectively. Net realized loss recognized on these transactions was $(9,689,778).
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2021, were as follows:
Purchases	$1,908,764,307
Sales	$1,208,076,906
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the
Semi-Annual Shareholder Report

limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2021, the Fund had no outstanding loans. During the six months ended April 30, 2021, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,323.60	$7.78
Class B Shares	$1,000	$1,319.50	$11.27
Class C Shares	$1,000	$1,319.70	$11.27
Class R Shares	$1,000	$1,323.90	$7.38
Institutional Shares	$1,000	$1,326.60	$5.13
Class R6 Shares	$1,000	$1,326.60	$5.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.10	$6.76
Class B Shares	$1,000	$1,015.08	$9.79
Class C Shares	$1,000	$1,015.08	$9.79
Class R Shares	$1,000	$1,018.45	$6.41
Institutional Shares	$1,000	$1,020.38	$4.46
Class R6 Shares	$1,000	$1,020.43	$4.41

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.35%
Class B Shares	1.96%
Class C Shares	1.96%
Class R Shares	1.28%
Institutional Shares	0.89%
Class R6 Shares	0.88%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated kaufmann small CAP fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES KAUFMANN SMALL CAP FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to
Semi-Annual Shareholder Report

evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
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the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
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the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the CCO’s view that, in 2019, while the Fund’s expenses were above median relative to its Expense Peer Group, those fees remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to its Expense Peer Group.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Semi-Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for
Semi-Annual Shareholder Report

purposes of reporting to the Board in connection with the continuation of the Contracts. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Semi-Annual Shareholder Report

applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contracts was appropriate.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Small Cap Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172628
CUSIP 314172610
CUSIP 314172537
CUSIP 31421N402
CUSIP 31421N683
28534 (6/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	A | FGSAX	C | FGSCX	Institutional | FGSIX	R6 | FGSKX

Federated Hermes MDT Mid Cap Growth Fund
Fund Established 1984

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	36.4%
Health Care	22.7%
Industrials	11.0%
Consumer Discretionary	10.8%
Communication Services	6.7%
Financials	4.6%
Materials	3.0%
Consumer Staples	2.3%
Real Estate	0.5%
Cash Equivalents[2]	2.0%
Other Assets and Liabilities—Net[3,4]	0.0%
TOTAL	100%

1
Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2021 (unaudited)
Shares			Value
		COMMON STOCKS— 98.0%
		Communication Services— 6.7%
165,661	[1]	Altice USA, Inc.	$6,015,151
11,004	[1]	AMC Networks, Inc.	553,281
1,603	[1]	IAC/InterActiveCorp.	406,312
10,384	[1]	Match Group, Inc.	1,616,062
11,270		Nexstar Media Group, Inc., Class A	1,661,311
117,533	[1]	Pinterest, Inc.	7,800,665
26,000	[1]	Roku, Inc.	8,917,220
2,695	[1]	Spotify Technology SA	679,463
70,337	[1]	Take-Two Interactive Software, Inc.	12,335,703
59,018	[1]	Zynga, Inc.	638,575
		TOTAL	40,623,743
		Consumer Discretionary— 10.8%
4,639	[1]	AutoZone, Inc.	6,792,053
6,630		Best Buy Co., Inc.	770,870
5,653	[1]	Chegg, Inc.	510,636
5,773	[1]	Chipotle Mexican Grill, Inc.	8,613,489
14,093		Domino’s Pizza, Inc.	5,952,038
50,840	[1]	Etsy, Inc.	10,106,484
30,642	[1]	Five Below, Inc.	6,167,315
49,802	[1]	Floor & Decor Holdings, Inc.	5,524,038
17,263	[1]	O’Reilly Automotive, Inc.	9,544,367
15,274	[1]	Peloton Interactive, Inc.	1,502,198
93,696		Tempur Sealy International, Inc.	3,573,565
21,541		The Wendy’s Co.	486,180
12,779		Tractor Supply Co.	2,410,119
4,718	[1]	Wayfair, Inc.	1,394,499
16,790		Williams-Sonoma, Inc.	2,866,893
		TOTAL	66,214,744
		Consumer Staples— 2.3%
9,608		Albertsons Cos., Inc.	178,421
44,448		Energizer Holdings, Inc.	2,191,286
6,930	[1]	Herbalife Ltd.	317,186
46,854		Hershey Foods Corp.	7,698,112
150,862	[1]	Sprouts Farmers Market, Inc.	3,863,576
		TOTAL	14,248,581
		Financials— 4.6%
35,294		MSCI, Inc., Class A	17,144,766
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
103,795		Tradeweb Markets, Inc.	$8,436,458
83,743		Virtu Financial, Inc.	2,481,305
		TOTAL	28,062,529
		Health Care— 22.7%
1,393		Agilent Technologies, Inc.	186,161
13,125	[1]	Align Technology, Inc.	7,816,331
2,217	[1]	Alnylam Pharmaceuticals, Inc.	311,799
10,621		AmerisourceBergen Corp.	1,283,017
246,129	[1]	Avantor, Inc.	7,885,973
4,700		Bio-Techne Corp.	2,009,203
5,874		Bruker Corp.	402,486
83,183		Cardinal Health, Inc.	5,019,262
94,349		Cerner Corp.	7,080,892
23,529	[1]	Davita, Inc.	2,741,834
39,841	[1]	Haemonetics Corp.	2,679,706
63,368	[1]	Hologic, Inc.	4,153,772
43,267	[1]	Horizon Therapeutics PLC	4,093,924
17,506	[1]	IDEXX Laboratories, Inc.	9,610,619
44,980	[1]	IQVIA Holdings, Inc.	10,556,356
24,913	[1]	Jazz Pharmaceuticals PLC	4,095,697
23,850	[1]	Masimo Corp.	5,549,180
72,309		McKesson Corp.	13,562,276
4,452	[1]	Mettler-Toledo International, Inc.	5,846,901
56,540	[1]	Moderna, Inc.	10,110,483
15,499	[1]	Molina Healthcare, Inc.	3,953,795
53,119	[1]	Neurocrine Biosciences, Inc.	5,019,214
5,920	[1]	Novocure Ltd.	1,208,272
15,093		PerkinElmer, Inc.	1,956,506
6,528	[1]	Quidel Corp.	684,069
12,862	[1]	Repligen Corp.	2,723,014
12,905		ResMed, Inc.	2,425,753
6,499	[1]	SAGE Therapeutics, Inc.	511,861
54,528	[1]	Veeva Systems, Inc.	15,401,434
		TOTAL	138,879,790
		Industrials— 11.0%
30,051		Allegion PLC	4,038,253
38,361		Allison Transmission Holdings, Inc.	1,590,831
27,360	[1]	Azek Co., Inc.	1,320,941
3,867		C.H. Robinson Worldwide, Inc.	375,408
8,452	[1]	CACI International, Inc., Class A	2,154,077
234,288		Carrier Global Corp.	10,210,271
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
2,073		Cintas Corp.	$715,475
3,247	[1]	CoStar Group, Inc.	2,774,334
22,922	[1]	Generac Holdings, Inc.	7,425,582
22,486		Graco, Inc.	1,726,925
35,506		Huntington Ingalls Industries, Inc.	7,538,634
112,274	[1]	IAA Spinco, Inc.	7,051,930
14,553		Landstar System, Inc.	2,507,191
50,156		Nielsen Holdings PLC	1,286,501
12,381		Old Dominion Freight Lines, Inc.	3,191,946
35,233		Pitney Bowes, Inc.	263,190
107,189	[1]	R.R. Donnelley & Sons Co.	464,128
8,618		Rockwell Automation, Inc.	2,277,393
317	[1]	Transdigm Group, Inc.	194,556
42,250		TransUnion	4,418,927
4,343	[1]	Trex Co., Inc.	469,001
35,773	[1]	XPO Logistics, Inc.	4,976,740
		TOTAL	66,972,234
		Information Technology— 36.4%
8,280	[1]	Advanced Micro Devices, Inc.	675,814
12,311		Alliance Data Systems Corp.	1,450,851
35,871	[1]	Arista Networks, Inc.	11,305,463
4,225	[1]	Aspen Technology, Inc.	552,799
15,155		Broadridge Financial Solutions	2,404,038
61,005	[1]	Cadence Design Systems, Inc.	8,038,629
32,482		Citrix Systems, Inc.	4,022,896
44,360		Cognex Corp.	3,820,283
48,182	[1]	Crowdstrike Holdings, Inc.	10,046,429
17,168	[1]	DocuSign, Inc.	3,827,434
220,617	[1]	Dropbox, Inc.	5,669,857
136,569	[1]	Dynatrace Holdings LLC	7,107,051
53,733	[1]	Elastic N.V.	6,481,274
22,127	[1]	EPAM Systems, Inc.	10,128,634
2,065	[1]	Fair Isaac & Co., Inc.	1,076,712
9,111	[1]	Five9, Inc.	1,712,595
3,571	[1]	FleetCor Technologies, Inc.	1,027,448
93,991	[1]	Fortinet, Inc.	19,195,782
22,151	[1]	Gartner, Inc., Class A	4,338,938
5,959	[1]	Globant SA	1,365,684
53,834	[1]	GoDaddy, Inc.	4,673,868
35,926	[1]	HubSpot, Inc.	18,913,243
13,576	[1]	IPG Photonics Corp.	2,947,485
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
61,215		Jabil, Inc.	$3,208,890
14,513	[1]	Jamf Holding Corp.	530,015
29,397		KLA Corp.	9,270,344
25,683		Microchip Technology, Inc.	3,859,898
2,001		MKS Instruments, Inc.	358,399
16,109		Monolithic Power Systems	5,821,470
11,265		NetApp, Inc.	841,383
33,534	[1]	Nutanix, Inc.	906,759
30,374	[1]	Okta, Inc.	8,191,868
38,822	[1]	Palo Alto Networks, Inc.	13,719,307
7,404		Paychex, Inc.	721,816
13,170	[1]	Paycom Software, Inc.	5,062,680
34,979	[1]	Paylocity Corp.	6,759,342
2,163	[1]	PTC, Inc.	283,223
39,624	[1]	Pure Storage, Inc.	801,197
14,046	[1]	Smartsheet, Inc.	832,928
26,429		SS&C Technologies Holdings, Inc.	1,961,560
16,967	[1]	Synopsys, Inc.	4,191,867
20,622	[1]	Teradata Corp.	1,020,170
9,035		Teradyne, Inc.	1,130,098
9,162	[1]	Trade Desk, Inc./The	6,681,938
13,264		Universal Display Corp.	2,967,024
381,457		Western Union Co.	9,826,332
15,692	[1]	Zscaler, Inc.	2,944,447
		TOTAL	222,676,162
		Materials— 3.0%
85,265	[1]	Axalta Coating Systems Ltd.	2,719,101
132,252	[1]	Berry Global Group, Inc.	8,413,872
74,362		RPM International, Inc.	7,052,492
		TOTAL	18,185,465
		Real Estate— 0.5%
22,298		Extra Space Storage, Inc.	3,315,490
		TOTAL COMMON STOCKS (IDENTIFIED COST $465,558,899)	599,178,738
		INVESTMENT COMPANY— 2.0%
11,935,748		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[2] (IDENTIFIED COST $11,937,504)	11,937,504
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $477,496,403)[3]	611,116,242
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	223,394
		TOTAL NET ASSETS—100%	$611,339,636
Semi-Annual Shareholder Report
5

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2020	$236,922	$7,589,529	$7,826,451
Purchases at Cost	$4,843,837	$49,938,738	$54,782,575
Proceeds from Sales	$(5,080,759)	$(45,588,724)	$(50,669,483)
Change in Unrealized Appreciation/ Depreciation	N/A	$155	$155
Net Realized Gain/(Loss)	N/A	$(2,194)	$(2,194)
Value as of 4/30/2021	$—	$11,937,504	$11,937,504
Shares Held as of 4/30/2021	—	11,935,748	11,935,748
Dividend Income	$44	$4,106	$4,150

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $477,496,403.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At April 30, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$44.93	$41.20	$41.35	$43.07	$33.37	$42.50
Income From Investment Operations:
Net investment income (loss)[1]	(0.18)	(0.19)	(0.07)	(0.14)	(0.04)	0.05
Net realized and unrealized gain (loss)	11.82	7.14	4.77	3.92	10.06	(0.77)
Total From Investment Operations	11.64	6.95	4.70	3.78	10.02	(0.72)
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.02)	—
Distributions from net realized gain	(3.53)	(3.22)	(4.85)	(5.50)	(0.30)	(8.41)
Total Distributions	(3.53)	(3.22)	(4.85)	(5.50)	(0.32)	(8.41)
Net Asset Value, End of Period	$53.04	$44.93	$41.20	$41.35	$43.07	$33.37
Total Return[2]	26.78%	18.07%	13.40%	9.43%	30.20%	(2.07)%
Ratios to Average Net Assets:
Net expenses[3]	1.13%[4]	1.14%	1.14%	1.22%	1.22%	1.22%
Net investment income (loss)	(0.73)%[4]	(0.46)%	(0.18)%	(0.33)%	(0.10)%	0.16%
Expense waiver/reimbursement[5]	0.09%[4]	0.11%	0.11%	0.06%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$322,172	$266,252	$257,818	$238,586	$236,955	$206,210
Portfolio turnover	73%	227%	179%	171%	109%	115%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$28.09	$27.12	$29.12	$32.11	$25.12	$34.27
Income From Investment Operations:
Net investment income (loss)[1]	(0.23)	(0.31)	(0.25)	(0.33)	(0.25)	(0.15)
Net realized and unrealized gain (loss)	7.23	4.50	3.10	2.84	7.54	(0.59)
Total From Investment Operations	7.00	4.19	2.85	2.51	7.29	(0.74)
Less Distributions:
Distributions from net realized gain	(3.53)	(3.22)	(4.85)	(5.50)	(0.30)	(8.41)
Net Asset Value, End of Period	$31.56	$28.09	$27.12	$29.12	$32.11	$25.12
Total Return[2]	26.27%	17.17%	12.54%	8.58%	29.25%	(2.78)%
Ratios to Average Net Assets:
Net expenses[3]	1.92%[4]	1.93%	1.88%	1.97%	1.97%	1.97%
Net investment income (loss)	(1.51)%[4]	(1.23)%	(0.94)%	(1.09)%	(0.85)%	(0.60)%
Expense waiver/reimbursement[5]	0.09%[4]	0.12%	0.16%	0.08%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,703	$13,309	$15,460	$10,619	$10,613	$9,188
Portfolio turnover	73%	227%	179%	171%	109%	115%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$46.74	$42.60	$42.48	$44.01	$34.09	$43.14
Income From Investment Operations:
Net investment income (loss)[1]	(0.12)	(0.06)	0.04	(0.05)	0.07	0.14
Net realized and unrealized gain (loss)	12.32	7.42	4.93	4.02	10.25	(0.78)
Total From Investment Operations	12.20	7.36	4.97	3.97	10.32	(0.64)
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.10)	—
Distributions from net realized gain	(3.53)	(3.22)	(4.85)	(5.50)	(0.30)	(8.41)
Total Distributions	(3.53)	(3.22)	(4.85)	(5.50)	(0.40)	(8.41)
Net Asset Value, End of Period	$55.41	$46.74	$42.60	$42.48	$44.01	$34.09
Total Return[2]	26.95%	18.46%	13.71%	9.69%	30.52%	(1.81)%
Ratios to Average Net Assets:
Net expenses[3]	0.84%[4]	0.84%	0.84%	0.95%	0.97%	0.97%
Net investment income (loss)	(0.44)%[4]	(0.13)%	0.10%	(0.12)%	0.19%	0.41%
Expense waiver/reimbursement[5]	0.16%[4]	0.19%	0.21%	0.07%	0.11%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,609	$188,839	$246,222	$177,959	$24,559	$40,057
Portfolio turnover	73%	227%	179%	171%	109%	115%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$41.99	$38.59	$38.95	$40.80	$31.53	$40.74
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.05)	0.01	(0.03)	0.04	(0.07)
Net realized and unrealized gain (loss)	11.03	6.67	4.48	3.68	9.53	(0.73)
Total From Investment Operations	10.93	6.62	4.49	3.65	9.57	(0.80)
Less Distributions:
Distributions from net realized gain	(3.53)	(3.22)	(4.85)	(5.50)	(0.30)	(8.41)
Net Asset Value, End of Period	$49.39	$41.99	$38.59	$38.95	$40.80	$31.53
Total Return[2]	26.97%	18.46%	13.72%	9.67%	30.54%	(2.42)%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]	0.83%	0.83%	0.95%	0.96%	1.61%
Net investment income (loss)	(0.44)%[4]	(0.14)%	0.03%	(0.08)%	0.12%	(0.22)%
Expense waiver/reimbursement[5]	0.09%[4]	0.11%	0.11%	0.02%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,857	$31,388	$31,590	$6,576	$37,815	$1,529
Portfolio turnover	73%	227%	179%	171%	109%	115%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $11,937,504 of investments in an affiliated holding* (identified cost $477,496,403)	$611,116,242
Income receivable	43,878
Income receivable from an affiliated holding	453
Receivable for investments sold	6,198,182
Receivable for shares sold	465,280
Total Assets	617,824,035
Liabilities:
Payable for investments purchased	5,979,865
Payable for shares redeemed	230,108
Payable for investment adviser fee (Note 5)	11,287
Payable for administrative fee (Note 5)	1,326
Payable for distribution services fee (Note 5)	9,421
Payable for other service fees (Notes 2 and 5)	148,204
Accrued expenses (Note 5)	104,188
Total Liabilities	6,484,399
Net assets for 11,599,165 shares outstanding	$611,339,636
Net Assets Consist of:
Paid-in capital	$407,499,238
Total distributable earnings (loss)	203,840,398
Total Net Assets	$611,339,636
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($322,171,531 ÷ 6,073,886 shares outstanding), no par value, unlimited shares authorized	$53.04
Offering price per share (100/94.50 of $53.04)	$56.13
Redemption proceeds per share	$53.04
Class C Shares:
Net asset value per share ($15,702,537 ÷ 497,484 shares outstanding), no par value, unlimited shares authorized	$31.56
Offering price per share	$31.56
Redemption proceeds per share (99.00/100 of $31.56)	$31.24
Institutional Shares:
Net asset value per share ($231,608,556 ÷ 4,180,268 shares outstanding), no par value, unlimited shares authorized	$55.41
Offering price per share	$55.41
Redemption proceeds per share	$55.41
Class R6 Shares:
Net asset value per share ($41,857,012 ÷ 847,527 shares outstanding), no par value, unlimited shares authorized	$49.39
Offering price per share	$49.39
Redemption proceeds per share	$49.39

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Dividends (including $4,106 received from an affiliated holding*)	$1,166,862
Net income on securities loaned (includes $44 received from affiliated holdings* related to cash collateral balances) (Note 2)	2,232
TOTAL INCOME	1,169,094
Expenses:
Investment adviser fee (Note 5)	2,168,693
Administrative fee (Note 5)	226,456
Custodian fees	29,208
Transfer agent fees (Note 2)	252,862
Directors’/Trustees’ fees (Note 5)	1,761
Auditing fees	13,200
Legal fees	5,243
Portfolio accounting fees	68,505
Distribution services fee (Note 5)	56,327
Other service fees (Notes 2 and 5)	399,057
Share registration costs	40,600
Printing and postage	21,662
Miscellaneous (Note 5)	14,020
TOTAL EXPENSES	3,297,594
Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(256,219)
Reimbursement of other operating expenses (Notes 2 and 5)	(77,510)
TOTAL REIMBURSEMENT	(333,729)
Net expenses	2,963,865
Net investment loss	(1,794,771)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(2,194) on sales of investments in an affiliated holding*)	79,390,664
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $155 on investments in an affiliated holding*)	55,610,036
Net realized and unrealized gain (loss) on investments	135,000,700
Change in net assets resulting from operations	$133,205,929

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,794,771)	$(1,638,100)
Net realized gain (loss)	79,390,664	36,640,061
Net change in unrealized appreciation/depreciation	55,610,036	44,742,339
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	133,205,929	79,744,300
Distributions to Shareholders:
Class A Shares	(20,893,171)	(19,681,770)
Class C Shares	(1,648,136)	(1,770,911)
Institutional Shares	(14,320,888)	(18,251,317)
Class R6 Shares	(2,636,767)	(2,684,427)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,498,962)	(42,388,425)
Share Transactions:
Proceeds from sale of shares	52,570,007	84,955,913
Net asset value of shares issued to shareholders in payment of distributions declared	34,268,768	37,599,957
Cost of shares redeemed	(68,993,711)	(211,214,467)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,845,064	(88,658,597)
Change in net assets	111,552,031	(51,302,722)
Net Assets:
Beginning of period	499,787,605	551,090,327
End of period	$611,339,636	$499,787,605
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes MDT Mid Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
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Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
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Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
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that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $333,729 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$120,005	$—
Class C Shares	8,420	—
Institutional Shares	119,076	(77,510)
Class R6 Shares	5,361	—
TOTAL	$252,862	$(77,510)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$380,281
Class C Shares	18,776
TOTAL	$399,057
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax
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positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of April 30, 2021, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	224,900	$11,173,865	305,538	$12,123,319
Shares issued to shareholders in payment of distributions declared	391,700	18,723,268	452,310	17,631,062
Shares redeemed	(468,116)	(23,571,826)	(1,090,828)	(43,664,616)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	148,484	$6,325,307	(332,980)	$(13,910,235)
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	29,338	$882,864	61,317	$1,514,960
Shares issued to shareholders in payment of distributions declared	52,107	1,486,605	65,613	1,610,780
Shares redeemed	(57,731)	(1,745,505)	(223,148)	(5,554,957)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	23,714	$623,964	(96,218)	$(2,429,217)
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	605,946	$31,820,812	1,452,412	$57,400,016
Shares issued to shareholders in payment of distributions declared	253,604	12,647,222	413,257	16,712,098
Shares redeemed	(719,904)	(38,083,389)	(3,604,668)	(144,236,848)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	139,646	$6,384,645	(1,738,999)	$(70,124,734)
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	187,234	$8,692,466	368,236	$13,917,618
Shares issued to shareholders in payment of distributions declared	31,758	1,411,673	45,307	1,646,017
Shares redeemed	(118,952)	(5,592,991)	(484,606)	(17,758,046)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	100,040	$4,511,148	(71,063)	$(2,194,411)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	411,884	$17,845,064	(2,239,260)	$(88,658,597)
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4. FEDERAL TAX INFORMATION
At April 30, 2021, the cost of investments for federal tax purposes was $477,496,403. The net unrealized appreciation of investments for federal tax purposes was $133,619,839. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $138,872,656 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,252,817.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2021, the Adviser voluntarily waived $252,557 of its fee and voluntarily reimbursed $77,510 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2021, the Adviser reimbursed $3,662.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
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For the six months ended April 30, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$56,327
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2021, FSC retained $4,429 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2021, FSC retained $5,544 in sales charges from the sale of Class A Shares. FSC also retained $380 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2021, FSSC received $32,625 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.94%, 0.84% and 0.83% (the “Fee Limit”)respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2020, the Fee Limits disclosed above for the referenced share classes were 1.14%, 1.88%, 0.84% and 0.83%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2021, were as follows:
Purchases	$411,244,089
Sales	$437,556,258
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2021, the Fund had no outstanding loans. During the six months ended April 30, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic
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risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,267.80	$6.35
Class C Shares	$1,000	$1,262.70	$10.77
Institutional Shares	$1,000	$1,269.50	$4.73
Class R6 Shares	$1,000	$1,269.70	$4.67
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.19	$5.66
Class C Shares	$1,000	$1,015.27	$9.59
Institutional Shares	$1,000	$1,020.63	$4.21
Class R6 Shares	$1,000	$1,020.68	$4.16

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.92%
Institutional Shares	0.84%
Class R6 Shares	0.83%
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Evaluation and Approval of Advisory Contract–May 2020
Federated MDT Mid cap growth fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MDT MID CAP GROWTH FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Performance Peer Group. In this connection, the Board considered that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the three-year period was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that mon-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
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Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Mid Cap Growth Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172305
CUSIP 314172198
CUSIP 314172529
8010409 (6/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	A | SVAAX	C | SVACX	Institutional | SVAIX	R6 | SVALX

Federated Hermes Strategic Value Dividend Fund
Fund Established 2005

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Utilities	17.2%
Consumer Staples	16.7%
Health Care	15.7%
Communication Services	14.4%
Energy	14.4%
Financials	11.2%
Information Technology	6.4%
Industrials	1.9%
Real Estate	1.1%
Cash Equivalents[2]	0.5%
Other Assets and Liabilities—Net[3]	0.5%
TOTAL	100%
1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2021 (unaudited)
Shares		Dividend Yield	Value in U.S. Dollars
	COMMON STOCKS—99.0%
	Communication Services—14.4%
7,938,890	AT&T, Inc.	6.62%	$249,360,535
5,564,710	BCE, Inc.	5.12	263,035,147
4,648,572	Verizon Communications, Inc.	4.34	268,640,976
160,860,959	Vodafone Group PLC	5.72	302,604,458
	TOTAL		1,083,641,116
	Consumer Staples—16.7%
6,512,929	British American Tobacco PLC	8.04	241,652,141
1,749,550	General Mills, Inc.	3.11	106,477,613
506,725	Kimberly-Clark Corp.	3.35	67,556,577
1,003,122	PepsiCo, Inc.	3.42	144,610,067
3,951,047	Philip Morris International, Inc.	2.98	375,349,465
1,559,712	The Coca-Cola Co.	5.05	84,193,254
3,909,086	Unilever PLC	3.51	229,206,244
	TOTAL		1,249,045,361
	Energy—14.4%
3,320,596	Chevron Corp.	5.20	342,253,830
7,431,025	Enbridge, Inc.	5.99	286,624,818
5,996,180	Exxon Mobil Corp.	6.08	343,221,343
2,246,575	TC Energy Corp.	4.86	111,145,284
	TOTAL		1,083,245,275
	Financials—11.2%
2,518,850	Canadian Imperial Bank of Commerce	3.88	261,854,658
9,604,235	KeyCorp	3.40	208,988,154
498,299	PNC Financial Services Group	2.46	93,156,998
3,117,103	Regions Financial Corp.	2.84	67,952,845
924,600	Truist Financial Corp.	3.03	54,838,026
1,355,191	U.S. Bancorp	2.83	80,430,586
184,544	Zurich Insurance Group AG	4.54	75,734,283
	TOTAL		842,955,550
	Health Care—15.7%
3,118,476	AbbVie, Inc.	4.66	347,710,074
241,300	Amgen, Inc.	2.94	57,825,132
3,833,846	Gilead Sciences, Inc.	4.47	243,334,206
2,529,725	Merck & Co., Inc.	3.49	188,464,512
7,985,849	Pfizer, Inc.	4.04	308,653,064
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Shares		Dividend Yield	Value in U.S. Dollars
	COMMON STOCKS—cont.
	Health Care—cont.
293,410	Sanofi	3.12%	$30,767,274
	TOTAL		1,176,754,262
	Industrials—1.9%
640,000	3M Co.	3.00	126,169,600
2,621,375	BAE Systems PLC	4.68	18,344,278
	TOTAL		144,513,878
	Information Technology—6.4%
220,650	Broadcom, Inc.	3.16	100,660,530
3,671,222	Cisco Systems, Inc.	2.91	186,901,912
920,650	IBM Corp.	4.62	130,621,822
2,406,084	Western Union Co.	3.65	61,980,724
	TOTAL		480,164,988
	Real Estate—1.1%
1,721,425	National Retail Properties, Inc.	3.59	79,908,549
	Utilities—17.2%
964,800	American Electric Power Co., Inc.	3.34	85,587,408
1,994,821	Dominion Energy, Inc.	3.15	159,386,198
2,450,404	Duke Energy Corp.	3.83	246,731,179
1,311,475	Evergy, Inc.	3.35	83,895,055
13,206,940	National Grid-SP PLC	5.38	166,487,076
6,322,830	PPL Corp.	5.70	184,184,038
1,140,025	Public Service Enterprises Group, Inc.	3.23	72,003,979
4,360,152	Southern Co.	3.99	288,511,258
	TOTAL		1,286,786,191
	TOTAL COMMON STOCKS (IDENTIFIED COST $6,427,702,025)		7,427,015,170
	INVESTMENT COMPANY—0.5%
32,875,793	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[1] (IDENTIFIED COST $32,882,368)		32,882,368
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $6,460,584,393)[2]		7,459,897,538
	OTHER ASSETS AND LIABILITIES - NET—0.5%[3]		40,003,512
	TOTAL NET ASSETS—100%		$7,499,901,050
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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2020	$37,521,862
Purchases at Cost	$541,222,417
Proceeds from Sales	$(545,852,552)
Change in Unrealized Appreciation/Depreciation	$(41,319)
Net Realized Gain/(Loss)	$31,960
Value as of 4/30/2021	$32,882,368
Shares Held as of 4/30/2021	32,875,793
Dividend Income	$18,070
1
7-day net yield.
2
Also represents cost of investments for federal tax purposes.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
4

The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,439,559,509	$—	$—	$5,439,559,509
International	922,659,907	1,064,795,754	—	1,987,455,661
Investment Company	32,882,368	—	—	32,882,368
TOTAL SECURITIES	$6,395,101,784	$1,064,795,754	$—	$7,459,897,538
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$4.49	$5.82	$5.73	$6.34	$5.97	$6.06
Income From Investment Operations:
Net investment income	0.10	0.21	0.21	0.21	0.21	0.18
Net realized and unrealized gain (loss)	1.09	(1.06)	0.31	(0.21)	0.50	0.20
TOTAL FROM INVESTMENT OPERATIONS	1.19	(0.85)	0.52	—	0.71	0.38
Less Distributions:
Distributions from net investment income	(0.11)	(0.21)	(0.21)	(0.20)	(0.21)	(0.18)
Distributions from net realized gain	—	(0.27)	(0.22)	(0.41)	(0.13)	(0.29)
TOTAL DISTRIBUTIONS	(0.11)	(0.48)	(0.43)	(0.61)	(0.34)	(0.47)
Net Asset Value, End of Period	$5.57	$4.49	$5.82	$5.73	$6.34	$5.97
Total Return[1]	26.65%	(15.65)%	9.68%	(0.16)%	12.29%	6.77%
Ratios to Average Net Assets:
Net expenses[2]	1.05%[3]	1.05%[4]	1.06%	1.05%	1.06%	1.05%
Net investment income	3.76%[3]	4.08%	3.75%	3.44%	3.36%	3.00%
Expense waiver/reimbursement[5]	0.13%[3]	0.13%	0.12%	0.12%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,270,230	$1,060,496	$1,456,023	$1,603,675	$2,400,842	$3,300,976
Portfolio turnover	9%	38%	33%	9%	19%	21%
1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on an annualized basis.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.05% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$4.50	$5.84	$5.74	$6.35	$5.98	$6.07
Income From Investment Operations:
Net investment income	0.08	0.17	0.17	0.16	0.16	0.13
Net realized and unrealized gain (loss)	1.09	(1.07)	0.32	(0.20)	0.50	0.20
TOTAL FROM INVESTMENT OPERATIONS	1.17	(0.90)	0.49	(0.04)	0.66	0.33
Less Distributions:
Distributions from net investment income	(0.09)	(0.17)	(0.17)	(0.16)	(0.16)	(0.13)
Distributions from net realized gain	—	(0.27)	(0.22)	(0.41)	(0.13)	(0.29)
TOTAL DISTRIBUTIONS	(0.09)	(0.44)	(0.39)	(0.57)	(0.29)	(0.42)
Net Asset Value, End of Period	$5.58	$4.50	$5.84	$5.74	$6.35	$5.98
Total Return[1]	26.12%	(16.41)%	9.02%	(0.91)%	11.43%	5.97%
Ratios to Average Net Assets:
Net expenses[2]	1.80%[3]	1.80%[4]	1.81%	1.80%	1.81%	1.80%
Net investment income	3.05%[3]	3.34%	3.00%	2.69%	2.65%	2.25%
Expense waiver/reimbursement[5]	0.14%[3]	0.14%	0.13%	0.13%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$734,809	$693,876	$1,217,811	$1,472,755	$1,997,389	$2,210,580
Portfolio turnover	9%	38%	33%	9%	19%	21%
1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on an annualized basis.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.80% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$4.52	$5.86	$5.76	$6.37	$6.00	$6.09
Income From Investment Operations:
Net investment income	0.10	0.22	0.23	0.22	0.23	0.19
Net realized and unrealized gain (loss)	1.10	(1.07)	0.32	(0.20)	0.50	0.20
TOTAL FROM INVESTMENT OPERATIONS	1.20	(0.85)	0.55	0.02	0.73	0.39
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.23)	(0.22)	(0.23)	(0.19)
Distributions from net realized gain	—	(0.27)	(0.22)	(0.41)	(0.13)	(0.29)
TOTAL DISTRIBUTIONS	(0.11)	(0.49)	(0.45)	(0.63)	(0.36)	(0.48)
Net Asset Value, End of Period	$5.61	$4.52	$5.86	$5.76	$6.37	$6.00
Total Return[1]	26.86%	(15.49)%	10.09%	0.09%	12.51%	7.01%
Ratios to Average Net Assets:
Net expenses[2]	0.80%[3]	0.80%[4]	0.81%	0.80%	0.81%	0.80%
Net investment income	4.03%[3]	4.34%	3.99%	3.69%	3.64%	3.23%
Expense waiver/reimbursement[5]	0.13%[3]	0.13%	0.12%	0.12%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,807,250	$4,214,131	$6,632,015	$7,027,654	$9,293,143	$9,154,739
Portfolio turnover	9%	38%	33%	9%	19%	21%
1
Based on net asset value. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on an annualized basis.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.80% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,				Period Ended 10/31/2016[1]
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$4.52	$5.86	$5.76	$6.37	$6.00	$6.23
Income From Investment Operations:
Net investment income	0.10	0.22	0.23	0.22	0.23	0.06
Net realized and unrealized gain (loss)	1.09	(1.07)	0.32	(0.20)	0.50	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	1.19	(0.85)	0.55	0.02	0.73	(0.16)
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.23)	(0.22)	(0.23)	(0.07)
Distributions from net realized gain	—	(0.27)	(0.22)	(0.41)	(0.13)	—
TOTAL DISTRIBUTIONS	(0.11)	(0.49)	(0.45)	(0.63)	(0.36)	(0.07)
Net Asset Value, End of Period	$5.60	$4.52	$5.86	$5.76	$6.37	$6.00
Total Return[2]	26.64%	(15.48)%	10.11%	0.11%	12.53%	(2.61)%
Ratios to Average Net Assets:
Net expenses[3]	0.78%[4]	0.78%[5]	0.79%	0.78%	0.79%	0.78%[4]
Net investment income	4.03%[4]	4.35%	4.00%	3.69%	3.73%	1.43%[4]
Expense waiver/reimbursement[6]	0.07%[4]	0.07%	0.07%	0.07%	0.07%	0.11%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$687,612	$575,195	$500,119	$452,251	$242,131	$19,279
Portfolio turnover	9%	38%	33%	9%	19%	21%[7]
1
Reflects operations for the period from June 29, 2016 (commencement of operations) to October 31, 2016.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.78% for the year ended October 31, 2020, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $32,882,368 of investment in an affiliated holding* (identified cost $6,460,584,393)		$7,459,897,538
Cash		1,321,147
Receivable for investments sold		30,918,647
Income receivable		26,747,404
Receivable for shares sold		21,687,819
Income receivable from an affiliated holding		1,786
TOTAL ASSETS		7,540,574,341
Liabilities:
Payable for investments purchased	$31,028,805
Payable for shares redeemed	7,411,050
Payable for other service fees (Notes 2 and 5)	754,137
Payable for distribution services fee (Note 5)	449,060
Payable for investment adviser fee (Note 5)	146,797
Payable for administrative fee (Note 5)	16,054
Accrued expenses (Note 5)	867,388
TOTAL LIABILITIES		40,673,291
Net assets for 1,339,857,957 shares outstanding		$7,499,901,050
Net Assets Consists of:
Paid-in capital		$6,886,852,775
Total distributable earnings (loss)		613,048,275
TOTAL NET ASSETS		$7,499,901,050
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,270,229,738 ÷ 228,032,184 shares outstanding) no par value, unlimited shares authorized	$5.57
Offering price per share (100/94.50 of $5.57)	$5.89
Redemption proceeds per share	$5.57
Class C Shares:
Net asset value per share ($734,808,811 ÷ 131,596,803 shares outstanding) no par value, unlimited shares authorized	$5.58
Offering price per share	$5.58
Redemption proceeds per share (99.00/100 of $5.58)	$5.52
Institutional Shares:
Net asset value per share ($4,807,250,450 ÷ 857,546,679 shares outstanding) no par value, unlimited shares authorized	$5.61
Offering price per share	$5.61
Redemption proceeds per share	$5.61
Class R6 Shares:
Net asset value per share ($687,612,051 ÷ 122,682,291 shares outstanding) no par value, unlimited shares authorized	$5.60
Offering price per share	$5.60
Redemption proceeds per share	$5.60
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Dividends (including $18,070 received from an affiliated holding* and net of foreign taxes withheld of $4,564,606)			$172,235,890
Expenses:
Investment adviser fee (Note 5)		$26,742,511
Administrative fee (Note 5)		2,786,107
Custodian fees		143,520
Transfer agent fees (Note 2)		3,112,790
Directors’/Trustees’ fees (Note 5)		17,535
Auditing fees		10,648
Legal fees		6,161
Distribution services fee (Note 5)		2,706,248
Other service fees (Notes 2 and 5)		2,363,619
Portfolio accounting fees		106,752
Share registration costs		97,586
Printing and postage		159,454
Miscellaneous (Note 5)		30,119
TOTAL EXPENSES		38,283,050
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,586,566)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,991,196)
TOTAL WAIVER AND REIMBURSEMENTS		(4,577,762)
Net expenses			33,705,288
Net investment income			$138,530,602
Semi-Annual Shareholder Report
12

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $31,960 on sales of investment in an affiliated holding*) and foreign currency transactions	$131,100,214
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(41,319) of investment in an affiliated holding*)	1,409,102,217
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1,540,202,431
Change in net assets resulting from operations	$1,678,733,033
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$138,530,602	$341,263,920
Net realized gain (loss)	131,100,214	(516,998,394)
Net change in unrealized appreciation/depreciation	1,409,102,217	(1,292,746,267)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,678,733,033	(1,468,480,741)
Distributions to Shareholders:
Class A Shares	(24,480,946)	(119,190,294)
Class C Shares	(12,412,558)	(88,123,083)
Institutional Shares	(100,675,004)	(540,294,227)
Class R6 Shares	(14,594,844)	(50,769,205)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(152,163,352)	(798,376,809)
Share Transactions:
Proceeds from sale of shares	977,003,176	2,305,508,473
Net asset value of shares issued to shareholders in payment of distributions declared	130,771,508	686,495,445
Cost of shares redeemed	(1,678,140,285)	(3,987,418,006)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(570,365,601)	(995,414,088)
Change in net assets	956,204,080	(3,262,271,638)
Net Assets:
Beginning of period	6,543,696,970	9,805,968,608
End of period	$7,499,901,050	$6,543,696,970
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
15

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report
16

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
17

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $4,577,762 is disclosed in this Note 2 and Note 5.
For the six months ended April 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$535,998	$(339,048)
Class C Shares	368,294	(248,186)
Institutional Shares	2,164,232	(1,403,962)
Class R6 Shares	44,266	—
TOTAL	$3,112,790	$(1,991,196)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,461,536
Class C Shares	902,083
TOTAL	$2,363,619
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any
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uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	26,610,240	$137,313,191	49,658,543	$246,407,196
Shares issued to shareholders in payment of distributions declared	4,358,376	22,360,692	21,138,522	112,326,110
Shares redeemed	(39,165,537)	(199,537,161)	(84,536,164)	(413,143,778)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(8,196,921)	$(39,863,278)	(13,739,099)	$(54,410,472)

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,822,248	$40,603,135	16,562,399	$83,983,046
Shares issued to shareholders in payment of distributions declared	2,324,367	11,901,097	14,897,039	79,986,786
Shares redeemed	(32,739,792)	(167,835,274)	(85,933,313)	(422,058,898)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(22,593,177)	$(115,331,042)	(54,473,875)	$(258,089,066)

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	124,494,717	$646,235,171	314,877,089	$1,554,626,535
Shares issued to shareholders in payment of distributions declared	16,693,587	86,158,801	84,522,995	451,167,190
Shares redeemed	(216,531,034)	(1,119,352,478)	(598,641,509)	(2,898,593,904)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(75,342,730)	$(386,958,506)	(199,241,425)	$(892,800,179)

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	29,391,097	$152,851,679	86,757,508	$420,491,696
Shares issued to shareholders in payment of distributions declared	2,002,163	10,350,918	8,091,556	43,015,359
Shares redeemed	(36,069,258)	(191,415,372)	(52,856,005)	(253,621,426)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(4,675,998)	$(28,212,775)	41,993,059	$209,885,629
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(110,808,826)	$(570,365,601)	(225,461,340)	$(995,414,088)
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4. FEDERAL TAX INFORMATION
At April 30, 2021, the cost of investments for federal tax purposes was $6,460,584,393. The net unrealized appreciation of investments for federal tax purposes was $999,313,145. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,243,453,855 and net unrealized depreciation from investments for those securities having an excess of cost over value of $244,140,710.
As of October 31, 2020, the Fund had a capital loss carryforward of $520,594,410 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$288,450,043	$232,144,367	$520,594,410
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2021, the Adviser voluntarily waived $2,570,361 of its fee and voluntarily reimbursed $1,991,196 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2021, the Adviser reimbursed $16,205.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur and pay distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$2,706,248
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2021, FSC retained $233,271 of fees paid by the Fund. For the six months ended April 30, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2021, FSC retained $97,072 in sales charges from the sale of Class A Shares. FSC also retained $5,545 and $19,756 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2021, FSSC received $7,709 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.80%, 0.80% and 0.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s next effective
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Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2021, were as follows:
Purchases	$653,221,721
Sales	$1,252,046,265
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2021, the Fund had no outstanding loans. During the six months ended April 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
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9. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,226.50	$5.90
Class C Shares	$1,000	$1,261.20	$10.09
Institutional Shares	$1,000	$1,268.60	$4.50
Class R6 Shares	$1,000	$1,266.40	$4.38
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.59	$5.26
Class C Shares	$1,000	$1,015.87	$9.00
Institutional Shares	$1,000	$1,020.83	$4.01
Class R6 Shares	$1,000	$1,020.93	$3.91
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.05%
Class C Shares	1.80%
Institutional Shares	0.80%
Class R6 Shares	0.78%
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Evaluation and Approval of Advisory Contract–May 2020
Federated Strategic Value dividend fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES STRATEGIC VALUE DIVIDEND FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be
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compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
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management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Strategic Value Dividend Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Strategic Value Dividend Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172586
CUSIP 314172578
CUSIP 314172560
CUSIP 31421N881
32939 (6/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2021